                      LOOMIS SAYLES SMALL CAP VALUE FUND

     Supplement dated September 15, 2003 to the Loomis Sayles Equity Funds Prospectus, as supplemented from time to time, dated February 1, 2003 (the
"Prospectus"). This Supplement, taken together with the Prospectus, constitutes the prospectus for the Loomis Sayles Small Cap Value Fund, a series of Loomis
          Sayles Funds I (formerly, Loomis Sayles Investment Trust).

This Supplement relates solely to the Loomis Sayles Small Cap Value Fund. This Supplement does not relate to the Loomis Sayles Aggressive Growth Fund, Loomis
  Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund or
  Loomis Sayles Worldwide Fund. Shareholders and prospective shareholders of those Funds may disregard this Supplement.

On June 12, 2003, the Board of Trustees of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) (the "Trust") and Loomis Sayles Funds I ("LSF I" and, together with the Trust, the "Trusts") (formerly, Loomis Sayles Investment Trust), a registered, open-end management investment company, approved the reorganization of certain series of the Trust into LSF I (each a "Reorganization" and, together, the "Reorganizations"). Effective on or about September 12, 2003 (the "Effective Date"), the Loomis Sayles Small Cap Value Fund (the "Predecessor Fund") will cease to be a series of the Trust, and will become a series of LSF I (the "Successor Fund" or the "Fund"). Consequently, shareholders of the Predecessor Fund will become shareholders of the same share class of the Successor Fund. The effectiveness of the Predecessor Fund's Reorganization is subject to several conditions, but is not subject to the approval of its shareholders.

The Successor Fund will be identical to the Predecessor Fund, except as discussed below. As such, the Prospectus of the Predecessor Fund, as modified by this Supplement, will be used to offer and sell shares of the Successor Fund. Disclosure in the Prospectus relating to the Predecessor Fund applies to the Successor Fund, except as set forth therein or in this Supplement. This Supplement does not modify any disclosure with respect to the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund or Loomis Sayles Worldwide Fund.

Prospectus Changes Effective as of the Effective Date

Changes to the Prospectus:

          . Any references in the Prospectus to the following address: "P.O. Box 8314, Boston, MA 02266-8314", shall be replaced with a reference to "P.O. Box 219594, Kansas City, MO 61421-9594".

          . Any references in the Prospectus to the following telephone number: "800-626-9390", shall be replaced with a reference to "800-633-3330".

          . For purposes of the Loomis Sayles Small Cap Value Fund, any reference in the Prospectus to "Loomis Sayles Funds II" shall be replaced with a reference to "Loomis Sayles Funds I". For example, taking into account the address change described above, under the section entitled "GENERAL INFORMATION", under the sub-section entitled "How to Purchase Shares", the address provided for purchasing shares of the Loomis Sayles Small Cap Value Fund should be replaced with Loomis Sayles Funds I, P.O. Box 219594, Kansas City, MO 61421-9594.

                                                                     SUSCV-0903

THE RISK/RETURN SUMMARY FOR THE LOOMIS SAYLES SMALL CAP VALUE FUND IS REVISED AS FOLLOWS

The text under and including the heading "BAR CHART" is replaced with the following text:

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1,2/

                                    [CHART]


 1993    1994    1995     1996    1997    1998   1999    2000    2001    2002
 ----    ----    ----     ----    ----    ----   ----    ----    ----    ----
24.7%    -8.2%   32.1%    30.4%   26.0%   -1.1%   0.4%   23.2%   13.9%  -13.3%


The Fund's year-to-date total return through June 30, 2003: up 12.21%/2/

/1/ The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/ The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") through December 31, 2002. The year-to-date total return shown reflects the results of the Institutional Class of the Predecessor Fund from January 1, 2003 through June 30, 2003. The assets and liabilities of the Predecessor Fund were reorganized into the Fund on September 12, 2003.

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 18.1% (fourth quarter, 1998), and the Fund's worst quarter was down 18.6% (third quarter, 1998).

The text under and including the heading "PERFORMANCE TABLE" is replaced with the following text:

PERFORMANCE TABLE

The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Value Index. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes. The Russell 2000 Index is comprised of the 2,000 smallest companies of the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1,2/

                                                                                            Since
                                                                                          Inception
                                                                 1 Year  5 Years 10 Years (5/13/91)
LOOMIS SAYLES SMALL CAP VALUE FUND
RETURN BEFORE TAXES
Institutional Class                                              -13.32%   3.86%  11.61%    13.63%
Retail Class                                                     -13.42%   3.60%  11.43%    13.48%
Admin Class                                                      -13.63%   3.30%  11.04%    13.10%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/3/
 Return After Taxes on Distributions                             -13.23%   2.47%   8.82%    10.80%
 Return After Taxes on Distributions and Sale of Fund Shares      -8.12%   2.60%   8.41%    10.26%
RUSSELL 2000 VALUE INDEX                                         -11.43%   2.71%  10.85%    12.49%/4/
RUSSELL 2000 INDEX                                               -20.48%  -1.36%   7.15%     8.77%/4/
(Index returns reflect no deduction for fees, expenses or taxes)

/1/ The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/ Average annual total returns shown for Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Fund through December 31, 2002. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, performance shown for those Classes is based on the performance of the Predecessor Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares of the Predecessor Fund. Institutional Class shares of the Predecessor Fund commenced operations on May 13, 1991.
/3/ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional Class of the Fund (see footnote 2 above). After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/4/ Since inception data for the indices covers the period from the month-end prior to the Fund's inception date through December 31, 2002.

Within the section entitled "MANAGEMENT", under the sub-section entitled "Investment Adviser", the first paragraph is replaced with the following text:

          . The Board of Trustees of Loomis Sayles Funds II (in the case of the Loomis Sayles Small Cap Value Fund, the Board of Trustees of Loomis Sayles Funds I) oversees each of the Funds and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02110.

Within the section entitled "GENERAL INFORMATION", under the sub-section entitled "How to Exchange Shares", the first paragraph is replaced with the following text:

          . You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, which is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of CDC Nvest Cash Management Trust or CDC Nvest Tax Exempt Money Market Trust, which is also advised by CDC IXIS Asset Management Advisers, L.P.

Within the section entitled "FINANCIAL HIGHLIGHTS", the first sentence of the second paragraph under the heading is replaced by the following sentence:

This information has been audited by PricewaterhouseCoopers LLP, except for the information for the semi-annual period ending March 31, 2003, which is unaudited.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Small Cap Value Fund (Institutional Class)", is replaced with the following text:

LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL CLASS)/1/

                                                 For the Period
                                                 Sept. 30, 2002                          Year Ended
                                                       to       -----------------------------------------------------------
                                                 Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,  Dec. 31,
                                                  (unaudited)     2002      2001      2000      1999      1998*      1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  17.28    $  19.89  $  20.42  $  17.33  $  15.60  $  18.62   $  17.39
                                                    --------    --------  --------  --------  --------  --------   --------
Income (loss) from investment operations--
  Net investment income (loss)                          0.04#       0.10#     0.16#     0.14#     0.16      0.12       0.17
  Net realized and unrealized gain (loss) on
   investments                                         (0.02)      (0.36)     0.60      3.36      1.83     (3.14)      4.26
                                                    --------    --------  --------  --------  --------  --------   --------
   Total from investment operations                     0.02       (0.26)     0.76      3.50      1.99     (3.02)      4.43
                                                    --------    --------  --------  --------  --------  --------   --------
Less distributions--
  Dividends from net investment income                  0.00       (0.11)    (0.20)    (0.14)    (0.12)     0.00      (0.15)
  Distributions from net realized capital gains         0.00       (2.24)    (1.09)    (0.27)    (0.14)     0.00      (3.05)
                                                    --------    --------  --------  --------  --------  --------   --------
   Total distributions                                  0.00       (2.35)    (1.29)    (0.41)    (0.26)     0.00      (3.20)
                                                    --------    --------  --------  --------  --------  --------   --------
Net asset value, end of period                      $  17.30    $  17.28  $  19.89  $  20.42  $  17.33  $  15.60   $  18.62
                                                    ========    ========  ========  ========  ========  ========   ========
Total return (%)**                                       0.1+       (2.6)      3.9      20.7      12.8     (16.2)+     26.0
Net assets, end of period (000)                     $231,408    $234,370  $215,439  $214,919  $301,496  $296,116   $245,177
Ratio of net expenses to average net
 assets (%)***                                          0.90++      0.94      0.98      0.93      0.90      0.92++     0.94
Ratio of gross expenses to average net assets
 (%)                                                    0.96++      0.96      0.98      0.93      0.90      0.92++     0.94
Ratio of net investment income (loss) to average
 net assets (%)                                         0.51++      0.48      0.76      0.76      0.87      1.04++     0.97
Portfolio turnover rate (%)                               34+         86        98       102       113        78+        94

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Institutional Class of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund"). The assets and liabilities of the Predecessor Fund were reorganized into the Fund on September 12, 2003.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Small Cap Value Fund (Retail Class)" is replaced with the following text:

LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)/1/

                                           For the Period
                                           Sept. 30, 2002                     Year Ended
                                                 to       ------------------------------------------------   Jan. 2** to
                                           Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                            (unaudited)     2002      2001      2000      1999      1998*       1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  17.25     $ 19.85   $ 20.38   $ 17.28   $ 15.57   $ 18.62     $ 17.39
                                              --------     -------   -------   -------   -------   -------     -------
Income (loss) from investment
 operations--
  Net investment income (loss)                    0.02#       0.05#     0.11#     0.10#     0.09      0.10        0.15#
  Net realized and unrealized gain (loss)
   on investments                                (0.02)      (0.35)     0.60      3.36      1.84     (3.15)       4.21
                                              --------     -------   -------   -------   -------   -------     -------
   Total from investment operations               0.00       (0.30)     0.71      3.46      1.93     (3.05)       4.36
                                              --------     -------   -------   -------   -------   -------     -------
Less distributions--
  Dividends from net investment
   income                                         0.00       (0.06)    (0.15)    (0.09)    (0.08)     0.00       (0.08)
  Distributions from net realized capital
   gains                                          0.00       (2.24)    (1.09)    (0.27)    (0.14)     0.00       (3.05)
                                              --------     -------   -------   -------   -------   -------     -------
   Total distributions                            0.00       (2.30)    (1.24)    (0.36)    (0.22)     0.00       (3.13)
                                              --------     -------   -------   -------   -------   -------     -------
Net asset value, end of period                $  17.25     $ 17.25   $ 19.85   $ 20.38   $ 17.28   $ 15.57     $ 18.62
                                              ========     =======   =======   =======   =======   =======     =======
Total return (%)***                                0.0+       (2.8)      3.6      20.4      12.4     (16.4)+      25.6+
Net assets, end of period (000)               $100,180     $86,816   $97,544   $92,698   $75,302   $54,060     $34,353
Ratio of net expenses to average net
 assets (%)****                                   1.15++      1.19      1.22      1.17      1.20      1.19++      1.25++
Ratio of gross expenses to average net
 assets (%)                                       1.22++      1.20      1.22      1.17      1.20      1.19++      1.35++
Ratio of net investment income (loss) to
 average net assets (%)                           0.28++      0.22      0.51      0.53      0.57      0.79++      0.79++
Portfolio turnover rate (%)                         34+         86        98       102       113        78+         94+

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Retail Class of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund"). The assets and liabilities of the Predecessor Fund were reorganized into the Fund on September 12, 2003.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**    Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+     Periods less than one year are not annualized.
++    Annualized for periods less than one year.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Small Cap Value Fund (Admin Class)" is replaced with the following text:

LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN CLASS)/1/

                                      For the Period
                                      Sept. 30, 2002               Year Ended
                                            to       --------------------------------------  Jan. 2* to
                                      Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,
                                       (unaudited)     2002      2001      2000      1999       1998
---------------------------------------              ---------------------------------------------------
Net asset value, beginning of
 period                                  $ 17.20      $ 19.80   $ 20.34   $ 17.24   $15.54     $18.62
                                         -------      -------   -------   -------   ------     ------
Income (loss) from investment
 operations--
 Net investment income (loss)               0.00#**      0.00#     0.05#     0.04#    0.04       0.03
 Net realized and unrealized gains
   (loss) on investments                   (0.02)       (0.35)     0.60      3.37     1.83      (3.11)
                                         -------      -------   -------   -------   ------     ------
   Total from investment operations        (0.02)       (0.35)     0.65      3.41     1.87      (3.08)
                                         -------      -------   -------   -------   ------     ------
Less distributions--
 Dividends from net investment
   income                                   0.00        (0.01)    (0.10)    (0.04)   (0.03)      0.00
 Distributions from net realized
   capital gains                            0.00        (2.24)    (1.09)    (0.27)   (0.14)      0.00
                                         -------      -------   -------   -------   ------     ------
   Total distributions                      0.00        (2.25)    (1.19)    (0.31)   (0.17)      0.00
                                         -------      -------   -------   -------   ------     ------
Net asset value, end of period           $ 17.18      $ 17.20   $ 19.80   $ 20.34   $17.24     $15.54
                                         =======      =======   =======   =======   ======     ======
Total return (%)***                         (0.1)+       (3.0)      3.3      20.1     12.0      (16.5)+
Net assets, end of period (000)          $25,948      $24,655   $16,471   $11,391   $4,863     $1,046
Ratio of net expenses to average
 net assets (%)****                         1.40++       1.44      1.50      1.50     1.50       1.50++
Ratio of gross expenses to average
 net assets (%)                             1.51++       1.53      1.59      1.68     1.70       3.99++
Ratio of net investment income
 (loss) to average net assets (%)           0.00++      (0.01)     0.23      0.21     0.30       0.95++
Portfolio turnover rate (%)                   34+          86        98       102      113         78+

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Admin Class of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund"). The assets and liabilities of the Predecessor Fund were reorganized into the Fund on September 12, 2003.
*    Commencement of operations on January 2, 1998.
**   Amount is less than $0.01 per share.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
 # Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "MORE INFORMATION ABOUT THE FUNDS", the following changes are made:

          . The last sentence of the fourth paragraph under this section, which states "You may need to refer to the Funds' file number, which is listed at the bottom of this page", is amended to read as follows:

      You may need to refer to the Fund's file number, which is listed at the bottom of this page.

          . The text following the fourth paragraph under this section is replaced in its entirety with the following text:

              Loomis Sayles Small Cap Value Fund
              File No. 811-8282

              All Other Funds
              File No. 811-6241

              P.O. Box 219594
              Kansas City, MO 61421-9594
              800-633-3330
              www.loomissayles.com

ADDITIONAL INFORMATION:

Effective July 1, 2003, the Trusts' distributor changed to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116. All references to Loomis Sayles Distributors, L.P. in the Prospectus are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts changed as follows:

              Former Name               New Name
              -----------               --------
              Loomis Sayles Investment
                Trust                   Loomis Sayles Funds I
              Loomis Sayles Funds       Loomis Sayles Funds II

                                           LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                                      LOOMIS SAYLES GROWTH FUND

                                        LOOMIS SAYLES INTERNATIONAL EQUITY FUND

                                                    LOOMIS SAYLES RESEARCH FUND

                                            LOOMIS SAYLES SMALL CAP GROWTH FUND

                                             LOOMIS SAYLES SMALL CAP VALUE FUND

                                                       LOOMIS SAYLES VALUE FUND

                                                   LOOMIS SAYLES WORLDWIDE FUND
[LOGO] LOOMIS SAYLES FUNDS
                                                  prospectus . february 1, 2003

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY
  General Information                                                 1
  Loomis Sayles Aggressive Growth Fund                                2
  Loomis Sayles Growth Fund                                           4
  Loomis Sayles International Equity Fund                             6
  Loomis Sayles Research Fund                                         8
  Loomis Sayles Small Cap Growth Fund                                10
  Loomis Sayles Small Cap Value Fund                                 12
  Loomis Sayles Value Fund                                           14
  Loomis Sayles Worldwide Fund                                       16
  Summary of Principal Risks                                         18

EXPENSES OF THE FUNDS                                                22

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
 AND RISK CONSIDERATIONS                                             24

MANAGEMENT                                                           34
  Investment Adviser                                                 34
  Portfolio Managers                                                 34
  Loomis Sayles' Past Performance as it Relates to the Research Fund 36
  Distribution Plans and Administrative and Other Fees               38

GENERAL INFORMATION                                                  39
  Pricing                                                            39
  How to Purchase Shares                                             39
  How to Redeem Shares                                               42
  How to Exchange Shares                                             44
  Dividends and Distributions                                        44
  Tax Consequences                                                   45

FINANCIAL HIGHLIGHTS                                                 46

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Loomis Sayles Equity Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks, and performance. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

More detailed descriptions of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

The Risk/Return Summary includes bar charts showing each Fund's annual returns and tables showing each Fund's average annual returns. The bar charts and tables provide an indication of the historical risk of an investment in each Fund by showing:
.. how the Fund's performance varied from year-to-year over the life of the
  Fund; and
.. how the Fund's average annual returns for one year, five years (if applicable), ten years (if applicable), and over the life of the Fund compared to those of a broad-based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities (which may include securities offered in the secondary markets or in initial public offerings) of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index, although the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1 Until May 7, 1999, the Fund's name was the Loomis Sayles Mid-Cap Growth Fund.

                  [CHART]

1997   1998    1999   2000    2001    2002
-----  -----  ------  -----  ------  ------
22.7%  11.6%  197.8%  -5.6%  -49.4%  -36.5%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 83.4% (fourth quarter, 1999), and the Fund's worst quarter was down 38.7% (first quarter, 2001).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell Midcap Growth Index, a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

-----------------------------------------------------------------------------------------------
                                                                                       Since
                                                                                     Inception
                                                                  1 Year    5 Years  (12/31/96)
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
RETURN BEFORE TAXES
 Institutional Class                                               -36.52%     0.16%     3.60%
 Retail Class                                                      -36.62%    -0.12%     3.31%
 Admin Class                                                       -36.77%    -0.47%     2.88%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
 Return After Taxes on Distributions                               -36.77%    -1.13%     1.92%
 Return After Taxes on Distributions and Sale of Fund Shares       -22.42%     0.10%     2.67%
Russell Midcap Growth Index                                        -27.41%    -1.82%     1.87%
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Admin Class shares (July 31, 2000), performance shown for Admin Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Admin Class shares.

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles first seeks to identify well-managed companies that it believes have a leading position within their industry. Loomis Sayles then targets those companies that it believes have the potential for strong revenue growth, accelerating earnings growth, and rising profit margins.

Loomis Sayles typically does not consider current income when making buy/sell decisions. Instead, Loomis Sayles looks for companies that it believes have dynamic earnings growth and prospects for high levels of profitability, sustainable competitive advantages driven by proprietary products or technologies, and solid management whose interests are aligned with those of the company's shareholders.

The Fund typically buys stocks of companies that Loomis Sayles believes are undervalued relative to future growth prospects. The Fund typically sells a stock when Loomis Sayles believes the company's expected earnings or competitive situation no longer meet Loomis Sayles' expectations.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/

                                    [CHART]

1993  1994   1995   1996   1997   1998   1999    2000    2001    2002
----  -----  -----  -----  -----  -----  -----  ------  ------  ------
9.2%  -3.7%  30.9%  19.9%  24.5%  12.9%  42.5%  -16.1%  -24.4%  -23.10%


The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 33.2% (fourth quarter, 1999), and the Fund's worst quarter was down 23.3% (fourth quarter, 2000).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

----------------------------------------------------------------------------------------------
                                                                                     Since
                                                                                   Inception
                                                   1 Year     5 Years   10 Years  (5/16/91)/3/
----------------------------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND
RETURN BEFORE TAXES
 Institutional Class                                 -23.05%     -4.73%     4.90%        6.54%
 Retail Class                                        -23.09%     -4.95%     4.76%        6.41%
 Admin Class                                         -23.35%     -5.38%     4.38%        6.05%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
 Return After Taxes on Distributions                 -23.05%     -9.10%     0.65%        2.71%
 Return After Taxes on Distributions and Sale
 of Fund Shares                                      -14.15%     -4.28%     3.32%        4.79%
STANDARD & POOR'S 500 INDEX                          -22.10%     -0.59%     9.34%     9.51%/3/
(Index returns reflect no deduction for fees,
expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (July 31, 2000), performance shown for those Classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail and Admin Class shares.

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional class of the Fund. After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/3/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities issued by companies headquartered or organized outside the United States. The Fund generally focuses on stocks of larger companies, but the Fund may invest in securities issued by companies of any size and in securities of issuers located in countries with emerging markets.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may engage in foreign currency hedging transactions and options and futures transactions and also may invest in real estate investment trusts, Rule 144A securities and, to the extent permitted by the Investment Company Act of 1940, investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS


BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/

                            [CHART]

1993   1994   1995  1996   1997   1998  1999     2000   2001    2002
-----  -----  ----  -----  -----  ----  -----  ------  ------   ----
38.5%  -1.8%  8.7%  18.3%  -1.0%  9.3%  90.2%  -27.7%  -22.9%  -19.0%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 65.8% (fourth quarter, 1999), and the Fund's worst quarter was down 18.5% (third quarter, 2002).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the MSCI EAFE Index, an index that tracks the performance of more than 1,000 foreign stocks from 20 countries. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

---------------------------------------------------------------------------------------------
                                                                                    Since
                                                                                  Inception
                                                   1 Year      5 Year   10 Years (5/10/91)/3/
---------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND
RETURN BEFORE TAXES
 Institutional Class                                 -19.04%     -1.28%   4.98%      4.11%
 Retail Class                                        -19.32%     -1.60%   4.78%      3.94%
 Admin Class                                         -19.42%     -1.95%   4.33%      3.50%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
 Return After Taxes on Distributions                 -19.12%     -2.96%   2.94%      2.33%
 Return After Taxes on Distributions and Sale
 of Fund Shares                                      -11.69%     -1.40%   3.54%      2.90%
MSCI EAFE INDEX                                      -15.94%     -2.89%   4.00%      2.57%/3/
(Index returns reflect no deductions for fees,
expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (July 31, 2000), performance shown for Retail and Admin Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail and Admin Class shares.

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/3/Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2002.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES RESEARCH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles' industry research analysts, who are grouped in teams representing the sectors of the S&P 500 Index, meet by team to decide which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sectors and use this information along with common valuation procedures to determine which stocks are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. The Fund is "style neutral" -- Loomis Sayles uses a research-driven, company-by-company approach to identify stocks for the Fund, and invests without regard to the "growth" or "value" aspects of the Fund's overall portfolio. The Fund allocates its assets across sectors in weightings that are relatively similar to the S&P 500 Index.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in Rule 144A securities and, to the extent permitted by the Investment Company Act of 1940, investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year change in the performance of the Fund's Institutional Class shares./1/

   [CHART]

 2001     2002
------    ----
-13.6%   -21.8%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 13.6% (fourth quarter, 2001), and the Fund's worst quarter was down 18.3% (third quarter, 2002).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.
         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

---------------------------------------------------------------------------------
                                                                         Since
                                                                       Inception
                                                              1 Year  (7/31/2000)
---------------------------------------------------------------------------------
LOOMIS SAYLES RESEARCH FUND
RETURN BEFORE TAXES
 Institutional Class                                          -21.77%   -18.37%
 Retail Class                                                 -22.00%   -18.58%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
 Return After Taxes on Distributions                          -21.91%   -18.52%
 Return After Taxes on Distributions and Sale of Fund Shares  -13.37%   -14.30%
STANDARD & POOR'S 500 INDEX  (Index returns reflect no        -22.10%   -17.05%
deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (November 30, 2001), performance shown for Retail Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class shares.

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the remainder of its assets in companies of any size, including large capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/

                [CHART]

1997   1998   1999    2000    2001    2002
-----  -----  -----  ------  ------   ----
19.4%  18.7%  91.8%  -18.2%  -44.4%  -41.6%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 54.0% (fourth quarter, 1999), and the Fund's worst quarter was down 40.3% (third quarter, 2001).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Growth Index. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes. The Russell 2000 Index is comprised of the 2,000 smallest companies in the Russell 3,000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                 1 Year  5 Years (12/31/96)
-------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
RETURN BEFORE TAXES
 Institutional Class                                             -41.56%  -9.55%   -5.26%
 Retail Class                                                    -41.64%  -9.76%   -5.47%
 Admin Class                                                     -41.80% -10.11%   -5.83%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
 Return After Taxes on Distributions                             -41.56%  -9.77%   -5.78%
 Return After Taxes on Distributions and Sale of Fund shares     -25.52%  -7.09%   -3.99%
RUSSELL 2000 GROWTH INDEX                                        -30.26%  -6.59%   -3.58%
RUSSELL 2000 INDEX                                               -20.48%  -1.36%    2.25%
(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Admin Class shares (July 31, 2000), performance shown for Admin Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Admin Class shares.

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the rest of its assets in larger companies.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that it believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in real estate investment trusts, Rule 144A securities, and, to the extent permitted by the Investment Company Act of 1940, investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS


BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/

                                    [CHART]

1993   1994   1995   1996   1997   1998   1999  2000   2001    2002
-----  -----  -----  -----  -----  -----  ----  -----  -----   -----
24.7%  -8.2%  32.1%  30.4%  26.0%  -1.1%  0.4%  23.2%  13.9   -13.3%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 18.1% (fourth quarter, 1998), and the Fund's worst quarter was down 18.6% (third quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Russell 2000 Index and the Russell 2000 Value Index. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes. The Russell 2000 Index is comprised of the 2,000 smallest companies of the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

-----------------------------------------------------------------------------------------------
                                                                                      Since
                                                                                    Inception
                                                         1 Year   5 Years 10 Years (5/13/91)/2/
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
RETURN BEFORE TAXES
 Institutional Class                                     -13.32%   3.86%   11.61%    13.63%
 Retail Class                                            -13.42%   3.60%   11.43%    13.48%
 Admin Class                                             -13.63%   3.30%   11.04%    13.10%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/3/
 Return After Taxes on Distributions                     -13.23%   2.47%    8.82%    10.80%
 Return After Taxes on Distributions and Sale of Fund
 Shares                                                   -8.12%   2.60%    8.41%    10.26%
RUSSELL 2000 VALUE INDEX                                 -11.43%   2.71%   10.85%    12.49%/2/
RUSSELL 2000 INDEX                                       -20.48%  -1.36%    7.15%     8.77%/2/
(Index returns reflect no deduction for fees, expenses or taxes)


For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998), performance shown for those Classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail and Admin Class shares.

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2002.
/3/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund invests primarily in medium-sized and large-sized companies, although it may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that it believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1 Until January 31, 2001, the Fund's name was the Loomis Sayles Core Value Fund.

                           [CHART]

1993   1994   1995   1996   1997   1998   1999   2000  2001    2002
-----  -----  -----  -----  -----  -----  -----  ----  -----  ------
11.9%  -0.9%  35.2%  21.2%  29.2%  10.5%  -1.3%  7.4%  -5.7%  -16.7%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 15.7% (fourth quarter, 1998), and the Fund's worst quarter was down 17.9% (third quarter, 2002).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

------------------------------------------------------------------------------------
                                                                             Since
                                                                           Inception
                                                  1 Year  5 Years 10 Years (5/13/91)
------------------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND
RETURN BEFORE TAXES
 Institutional Class                              -16.69% -1.65%   8.01%     8.70%
RETURN AFTER TAXES/2/
 Return After Taxes on Distributions              -16.94% -3.06%   5.87%     6.69%
 Return After Taxes on Distributions and Sale of
 Fund Shares                                      -10.25% -1.48%   6.05%     6.71%
STANDARD & POOR'S 500 INDEX                       -22.10% -0.59%   9.34%     9.84%3
(Index returns reflect no deduction for fees,
expenses or taxes)

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2002.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES WORLDWIDE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. Loomis Sayles' Global Asset Allocation Group allocates the Fund's assets among the following four sectors:
.. Domestic equities.
.. International equities.
.. Domestic fixed income securities.
.. International fixed income securities.

In deciding how to allocate the Fund's assets among the four sectors, Loomis Sayles' Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value.

In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. Loomis Sayles may hedge currency risk for the Fund if it believes the outlook for a particular foreign currency is unfavorable.

The Fund may engage in foreign currency hedging transactions and options and futures transactions. The Fund also may invest in collateralized mortgage obligations, zero coupon securities, when-issued securities, real estate investment trusts, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);

.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
.. liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.1

              [CHART]

1997  1998  1999    2000  2001   2002
----  ----  -----  -----  -----  -----
3.5%  3.0%  60.5%  -4.5%  -6.2%  -0.3%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 45.1% (fourth quarter, 1999), and the Fund's worst quarter was down 10.8% (third quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

--------------------------------------------------------------------------------------------
                                                                                    Since
                                                                                  Inception
                                                                  1 Year  5 Years (5/1/96)
--------------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
RETURN BEFORE TAXES
 Institutional Class                                               -0.27%  8.11%    8.00%
RETURN AFTER TAXES/2/
 Return After Taxes on Distributions                               -1.55%  3.42%    3.74%
 Return After Taxes on Distributions and Sale of Fund Shares       -0.18%  4.40%    4.52%
STANDARD & POOR'S 500 INDEX                                       -22.10% -0.59%    6.16%/3/
(Index returns reflect no deductions for fees, expenses or taxes)

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
3Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2002.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

MARKET RISK

This is the risk that the value of a Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of a company's stock will usually react more strongly than the company's bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

Market risk generally is greater for Funds that invest substantially in small and medium-sized companies, such as the Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Small Cap Growth Fund, and the Loomis Sayles Small Cap Value Fund, since these companies tend to be more vulnerable to adverse developments than large companies. Furthermore, for Funds that invest in fixed income securities, market risk tends to be greater when a Fund invests in fixed income securities with longer maturities.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund that invests in foreign securities could lose its entire investment.

Funds that may invest in emerging markets, such as the Loomis Sayles International Equity Fund and the Loomis Sayles Worldwide Fund, may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Each of the Funds is subject to currency risk because it may invest in securities denominated in, or receiving revenues in, foreign currencies.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks generally are compounded. Since the Funds may create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money, each Fund faces this risk.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. Funds that use derivatives also face additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each of the Funds may be subject to credit risk to the extent that it invests in fixed income securities or over-the-counter transactions.

Funds that may invest a significant portion of their assets in foreign fixed income securities, such as the Loomis Sayles Worldwide Fund, are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments.

Funds that invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investment in fixed income securities, such as bonds, notes, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline.

The Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds imposes a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              TOTAL
                                                             ANNUAL      FEE
                                     DISTRIBUTION             FUND     WAIVER/
                          MANAGEMENT   (12B-1)     OTHER    OPERATING REIMBURSE-    NET
LOOMIS SAYLES FUND/CLASS     FEES        FEES     EXPENSES  EXPENSES    MENT*    EXPENSES*
------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
  Institutional Class       0.75%       none        0.56%      1.31%     0.31%     1.00%
  Retail Class              0.75%       0.25%       0.45%      1.45%     0.20%     1.25%
  Admin Class               0.75%       0.25%       1.35%**    2.35%     0.85%     1.50%
------------------------------------------------------------------------------------------
GROWTH FUND
  Institutional Class       0.50%       none        0.82%      1.32%     0.47%     0.85%
  Retail Class              0.50%       0.25%       4.45%      5.20%     4.10%     1.10%
  Admin Class               0.50%       0.25%     141.39%**  142.14%   140.79%     1.35%
------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
  Institutional Class       0.75%       none        0.68%      1.43%     0.43%     1.00%
  Retail Class              0.75%       0.25%       1.69%      2.69%     1.44%     1.25%
  Admin Class               0.75%       0.25%       2.88%**    3.88%     2.38%     1.50%
------------------------------------------------------------------------------------------
RESEARCH FUND***
  Institutional Class       0.50%       none        0.96%      1.46%     0.61%     0.85%
  Retail Class              0.50%       0.25%     213.14%    213.89%   212.79%     1.10%
------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
  Institutional Class       0.75%       none        0.32%      1.07%     0.07%     1.00%
  Retail Class              0.75%       0.25%       0.33%      1.33%     0.08%     1.25%
  Admin Class               0.75%       0.25%       2.01%**    3.01%     1.51%     1.50%
------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND****
  Institutional Class       0.75%       none        0.21%      0.96%     0.06%     0.90%
  Retail Class              0.75%       0.25%       0.20%      1.20%     0.05%     1.15%
  Admin Class               0.75%       0.25%       0.53%**    1.53%     0.13%     1.40%
------------------------------------------------------------------------------------------
VALUE FUND
  Institutional Class       0.50%       none        0.40%      0.90%     0.05%     0.85%
------------------------------------------------------------------------------------------
WORLDWIDE FUND
  Institutional Class       0.75%       none        1.68%      2.43%     1.43%     1.00%
------------------------------------------------------------------------------------------

 * Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2004.
 ** Other expenses include an administrative fee of 0.25% for Admin Class shares.
 ***Expense information for the Loomis Sayles Research Fund has been restated to reflect a contractual reduction in the management fee and expense limitation, effective December 3, 2001.
****Expense information for the Loomis Sayles Small Cap Value Fund has been restated to reflect a contractual reduction in the expense limitation, effective March 1, 2002.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.

FUND/CLASS                              1 YEAR* 3 YEARS* 5 YEARS* 10 YEARS*
---------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
  Institutional Class                    $102    $  385   $  688    $1,552
  Retail Class                           $127    $  439   $  773    $1,718
  Admin Class                            $153    $  652   $1,178    $2,621
---------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND
  Institutional Class                    $ 87    $  372   $  678    $1,549
  Retail Class                           $112    $1,191   $2,265    $4,931
  Admin Class                            $137        **       **        **
---------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND
  Institutional Class                    $102    $  410   $  741    $1,676
  Retail Class                           $127    $  698   $1,296    $2,916
  Admin Class                            $153    $  965   $1,796    $3,957
---------------------------------------------------------------------------
LOOMIS SAYLES RESEARCH FUND
  Institutional Class                    $ 87    $  402   $  739    $1,694
  Retail Class                           $112        **       **        **
---------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
  Institutional Class                    $102    $  333   $  583    $1,299
  Retail Class                           $127    $  414   $  721    $1,594
  Admin Class                            $153    $  788   $1,449    $3,221
---------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
  Institutional Class                    $ 92    $  300   $  525    $1,173
  Retail Class                           $117    $  376   $  655    $1,450
  Admin Class                            $143    $  471   $  822    $1,812
---------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND
  Institutional Class                    $ 87    $  282   $  494    $1,103
---------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
  Institutional Class                    $102    $  621   $1,166    $2,657
---------------------------------------------------------------------------

 * Expenses shown for each class, include the fee waiver/reimbursement for the first year of each period.
 **Based on the annual average net assets as of September 30, 2002, without the expense reimbursement the expenses of the class would exceed the initial investment during the second year. As a result, a shareholder would incur expenses over the three, five and ten year periods totaling $10,883 for the Loomis Sayles Growth Fund Admin Class and $10,910 for the Loomis Sayles Research Fund Admin Class.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except for any investment policies that are identified as "fundamental," the investment objectives, investment policies and strategies of each Fund may be changed without a vote of its shareholders.

Each of the Funds may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the the Securities and Exchange Commission (the "SEC"), the Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each of the Funds may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

  GROWTH STOCKS Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Growth Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Small Cap Growth Fund generally invest a significant portion of their assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

  VALUE STOCKS Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. The Loomis Sayles Value Fund and the Loomis Sayles Small Cap Value Fund generally invest a significant portion of their assets in value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

WHEN-ISSUED SECURITIES

A "when-issued" security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Funds' trustees, that a particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and the Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS
currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

REPURCHASE AGREEMENTS

A repurchase agreement involves a Fund buying securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities. A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Funds may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In



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                              LOOMIS SAYLES FUNDS
some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the U.S. and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. If a Fund holds fixed income securities, the net asset value of the Fund's shares will vary as a result of changes in the value of the fixed income securities in the Fund's portfolio. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

ZERO COUPON SECURITIES

These securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS
make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

INVESTMENT COMPANIES

Investment companies, including companies such as iShares and "SPDRs," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder in an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to the investment company's advisory and administration fees with respect to the assets so invested.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

SWAP TRANSACTIONS

A Fund may enter into an interest rate or currency swap transaction primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, and/or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A swap transaction involves an agreement (typically with a bank or a brokerage firm as counterparty) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees of Loomis Sayles Funds oversees each of the Funds and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02110.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:



FUND                                    MANAGEMENT FEE
------------------------------------------------------
Loomis Sayles Aggressive Growth Fund         .75%
------------------------------------------------------
Loomis Sayles Growth Fund                    .50%
------------------------------------------------------
Loomis Sayles International Equity Fund      .75%
------------------------------------------------------
Loomis Sayles Research Fund                  .50%
------------------------------------------------------
Loomis Sayles Small Cap Growth Fund          .75%
------------------------------------------------------
Loomis Sayles Small Cap Value Fund           .75%
------------------------------------------------------
Loomis Sayles Value Fund                     .50%
------------------------------------------------------
Loomis Sayles Worldwide Fund                 .75%
------------------------------------------------------

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except as noted, each of these portfolio managers has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND Christopher R. Ely, David L. Smith, and Philip C. Fine, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as portfolio managers of the Fund since 1999.

LOOMIS SAYLES GROWTH FUND Mark B. Baribeau, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the Fund since 1999. Pamela N. Czekanski and Richard D. Skaggs, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as co-portfolio managers of the Fund since 2000.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND Alex Muromcew, John Tribolet, and Eswar Menon, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as portfolio managers of the Fund since 1999. Prior to joining Loomis Sayles in 1999, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to joining Loomis Sayles in 1999, Mr. Tribolet was a portfolio manager at Nicholas Applegate Capital Management since 1997. From 1995 to 1997, he was a full-time MBA student at the University of Chicago. Prior to joining Loomis Sayles in 1999, Mr. Menon was a portfolio manager at Nicholas Applegate Capital Management since 1995.

LOOMIS SAYLES RESEARCH FUND Lauriann Kloppenburg, Vice President of Loomis Sayles Funds and Vice President and Director of Equity Research of Loomis Sayles, leads a team of Loomis Sayles research analysts in managing the Fund.

LOOMIS SAYLES SMALL CAP GROWTH FUND Christopher R. Ely, Philip C. Fine, and David L. Smith have served as portfolio managers of the Fund since its inception in 1996.

LOOMIS SAYLES SMALL CAP VALUE FUND Joseph R. Gatz and Daniel G. Thelen, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as portfolio managers of the Fund since 2000.

LOOMIS SAYLES VALUE FUND Jeffrey W. Wardlow, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the Fund since its inception in 1991. Warren Koontz, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the Fund since 2000. James Carroll, Vice President of Loomis Sayles, has served as portfolio manager of the Fund since 2002.

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. David Rolley, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since 2000. Robert Ix, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as the portfolio manger of the domestic equity securities sector of the Fund since September 2002. Alex Muromcew, John Tribolet, and Eswar Menon have served as portfolio managers of the international equity securities sector of the fund since 1999.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES' PAST PERFORMANCE AS IT RELATES TO THE RESEARCH FUND

Prior performance of the Loomis Sayles Private Account (the "Private Account") represents the total returns of a segment of the Loomis Sayles Pension Plan managed by Loomis Sayles. The investment objective, policies and strategies of the Loomis Sayles Research Fund are substantially similar to those of the Private Account. The Private Account is not subject to expenses, and the performance information shown below for the Private Account is adjusted to give effect to the expenses for the Fund's Institutional Class.

This information is provided merely to illustrate the past performance of the Private Account measured against a specified market index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of the future performance of the Fund or Loomis Sayles. The Private Account is not subject to frequent inflows and outflows of assets as are most mutual funds, including the Fund. Such inflows and outflows of assets make it more difficult to manage the Fund and thus may adversely affect its performance relative to the Private Account. In addition, the Private Account is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, and Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Private Account could have been lower than what is shown had it been regulated as a registered investment company under federal securities laws.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Private Account.

                               [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000    2001    2002
 -----  -----  -----  -----  -----  -----  -----  -----  ------  ------
 16.7%  -0.7%  33.3%  26.9%  29.3%  34.0%  15.7%  -3.6%  -13.6%  -22.2%

The Private Account's returns (and the Loomis Sayles Research Fund's returns) will vary. For example, during the period shown in the bar chart, the Private Account's best quarter was up 10.1% (fourth quarter, 1998), and the Private Account's worst quarter was down 16.8% (fourth quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Private Account and the Loomis Sayles Research Fund to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Private Account's performance and the Fund's performance to a broad-based market index.

           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------
                                                                        Since     Since
                                                                      Inception Inception
                                                                         of      of the
                                                                       Private  Research
                                                                       Account    Fund
                                             1 Year  5 Years 10 Years (10/1/90) (7/31/00)
-----------------------------------------------------------------------------------------
LOOMIS SAYLES PRIVATE ACCOUNT                 -22.2%   -0.1%   9.2%     11.7%     18.5%
LOOMIS SAYLES RESEARCH FUND/1/
RETURN BEFORE TAXES
 Institutional Class                          -21.8%     N/A    N/A       N/A    -18.4%
STANDARD & POOR'S 500 INDEX                   -21.1%   -0.6%   9.4%     11.4%    -17.1%
(Index Returns reflect no fees, expenses or
taxes)

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES

For the Retail Class and Admin Class shares of the Funds, the Funds have adopted distribution plans under Rule 12b-1 of the Investment Company Act of 1940 that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of a Fund's average daily net assets attributable to the shares of a particular Class. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Admin Class shares of the Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Growth Fund, the Loomis Sayles International Equity Fund, the Loomis Sayles Small Cap Growth Fund, and the Loomis Sayles Small Cap Value Fund are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares of these Funds may pay an administrative fee at an annual rate of up to .25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Class equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund in several ways:

 . BY MAIL You can mail a completed application form, which is available by calling Loomis Sayles Funds at 800-626-9390, for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company for the amount of your purchase to:

       Loomis Sayles Funds
       P.O. Box 8314
       Boston, MA 02266-8314

 . THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for his or her services.

 . THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS
   checking or savings account. Application forms are available through your financial adviser or by calling Loomis Sayles at 800-626-9390.

 . THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330). Your broker may charge you a fee for effecting such transactions.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) cash, (2) exchanging shares of the same Class of any other Fund, provided the value of the shares exchanged meets the investment minimum of the Fund, (3) exchanging securities acceptable to Loomis Sayles Funds, or (4) a combination of such methods. The exchange of securities for shares of a Fund is subject to various restrictions, as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company (including checks made payable to you) or starter checks. In addition, the Funds will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above address. Please include either the account identification slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments to the Funds by using the following wire instructions:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA No. 011000028
  DDA 9904-622-9
  (Your account number)
  Attn: Custody and Shareholder Services
  (Name of Fund)

Your bank may charge a fee for transmitting funds by wire.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

Each Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with a Fund, Loomis Sayles has retirement plan forms available.

The minimum initial investment for each Fund generally is $250,000 for Institutional Class shares and $2,500 for Retail Class shares. Because Admin Class shares are purchased exclusively through intermediaries, there is no investment minimum. Each subsequent investment must be at least $50.

Loomis Sayles Funds reserves the right to waive these minimums in its sole discretion.

In our continuing effort to reduce your Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statement and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 8314, Boston MA 02266-8314, and we will resume separate mailings within 30 days of your request.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the New York Stock Exchange is open, either through your financial adviser or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or by periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received in good order. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Funds reserve the right to redeem shares in kind.

REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles on a timely basis and may charge you for his or her services.

REDEMPTIONS DIRECTLY FROM THE FUNDS Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV.

You may make redemptions directly from each Fund either by mail or by telephone.

 . BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

       Loomis Sayles Funds
       P.O. Box 8314
       Boston, MA 02266-8314

   If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

 . BY TELEPHONE You may redeem shares by calling Loomis Sayles Funds at
   800-626-9390. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.

   Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee (currently $5) will be deducted from the proceeds of each wire.

   A telephone redemption request must be received by Loomis Sayles Funds prior to the close of regular trading on the New York Stock Exchange. If you telephone a redemption request after the Exchange closes or on a day when the Exchange is not open for business, Loomis Sayles Funds cannot accept the request, and you must make a new redemption request during regular trading on the Exchange.

   The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Loomis Sayles Funds or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

   The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

 . SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-626-9390 for more information or to set up a systematic withdrawal plan.

SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:

.. If you are redeeming shares worth more than $50,000.
.. If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.
.. If the account registration has changed within the past 30 days.
.. If you are instructing us to wire the proceeds to a bank account not designated on the application.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles in certain cases.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange shares of a Fund for shares of the same Class of any other Fund in the Loomis Sayles Funds series that offers that Class of shares, for shares of the same class of Loomis Sayles Benchmark Core Bond Fund, a series of Loomis Sayles Investment Trust, or for shares of certain money market funds advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

Since excessive exchange activity may interfere with portfolio management and may have an adverse effect on other shareholders of a Fund, the exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market. The Funds reserve the right to terminate or limit your exchange privilege if you make more than four exchanges in a calendar year. The Funds may terminate the exchange privilege upon 60 days' notice to shareholders.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each of the Funds generally declares and pays such dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. The Funds typically will make capital gain distributions annually, but the Funds may make more frequent capital gain distributions.

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of the distributions or have the distributions transferred through Automated Clearing House
  ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

The following discussion addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences. You should consult your tax adviser for more information on how an investment in a Fund will affect your own tax situation. Distributions of investment income from each of the Funds are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of net short-term capital gains, which result from the sale of securities that a Fund had held for one year or less, less any net long-term capital losses, are taxable as ordinary income. Properly designated distributions of net long-term capital gains, which result from the sale of securities that a Fund has held for more than one year, less any net short-term capital losses, are taxable as long-term capital gains (generally, taxable at a maximum rate of 20%).

Distributions of income and capital gains are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above.

A Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's yield on these securities. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investment in foreign securities may increase or accelerate a Fund's recognition of income and may affect the timing or amount of a Fund's distributions.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

In addition to income tax on a Fund's distributions, any gain that results if your shares are sold or redeemed generally is subject to income tax. An exchange of Fund shares for shares of another Fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 800-626-9390.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND (INSTITUTIONAL CLASS)

                                                      Year Ended
                            -----------------------------------------------------------
                                                                                           Jan. 2** to
                             Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,   Sept. 30,   Dec. 31,
                               2002         2001         2000         1999        1998*       1997
------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $ 13.56      $ 47.71      $ 20.08      $ 10.51      $11.49      $10.00
                             -------      -------      -------      -------      ------      ------
Income from investment
 operations--
  Net investment income
   (loss)                      (0.13)***    (0.20)***    (0.26)***    (0.09)***   (0.03)      (0.03)
  Net realized and
   unrealized gains (loss)
   on investments              (2.73)      (33.43)       29.11        10.05       (0.95)       2.26
                             -------      -------      -------      -------      ------      ------
   Total from investment
    operations                 (2.86)      (33.63)       28.85         9.96       (0.98)       2.23
                             -------      -------      -------      -------      ------      ------
Less distributions--
  Dividends from net
   investment income            0.00         0.00         0.00         0.00        0.00       (0.12)
  Distributions from net
   realized capital gains       0.00        (0.52)       (1.22)       (0.39)       0.00       (0.62)
                             -------      -------      -------      -------      ------      ------
   Total distributions          0.00        (0.52)       (1.22)       (0.39)       0.00       (0.74)
                             -------      -------      -------      -------      ------      ------
Net asset value, end of
 period                      $ 10.70      $ 13.56      $ 47.71      $ 20.08      $10.51      $11.49
                             =======      =======      =======      =======      ======      ======
Total return (%)****           (21.1)       (71.1)       147.8         97.9        (8.5)+      22.7+
Net assets, end of period
 (000)                       $13,421      $16,347      $62,364      $13,308      $2,073      $1,848
Ratio of net expenses to
 average net assets
 (%)*****                       1.00         1.00         1.00         1.00        1.00++      1.00++
Ratio of gross expenses to
 average net assets (%)         1.31         1.13         1.11         2.96        7.13++      9.35++
Ratio of net investment
 income (loss) to average
 net assets (%)                (0.91)       (0.75)       (0.66)       (0.56)      (0.35)++    (0.38)++
Portfolio turnover rate (%)      220          258          191          199          82+        174+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on January 2, 1997.
*** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
**** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES AGGRESSIVE GROWTH FUND (RETAIL CLASS)

                                                     Year Ended
                            ----------------------------------------------------------
                                                                                          Jan. 2** to
                             Sept. 30,    Sept. 30,    Sept. 30,   Sept. 30,   Sept. 30,   Dec. 31,
                               2002         2001         2000        1999        1998*       1997
-----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $ 13.41      $ 47.33     $  19.99      $10.49      $11.49      $10.00
                             -------      -------     --------      ------      ------      ------
Income from investment
 operations--
  Net investment income
   (loss)                      (0.16)***    (0.25)***    (0.38)***   (0.14)***   (0.05)      (0.06)
  Net realized and
   unrealized gain (loss)
   on investments              (2.70)      (33.15)       28.94       10.03       (0.95)       2.27
                             -------      -------     --------      ------      ------      ------
   Total from investment
    operations                 (2.86)      (33.40)       28.56        9.89       (1.00)       2.21
                             -------      -------     --------      ------      ------      ------
Less distributions--
  Dividends from net
   investment income            0.00         0.00         0.00        0.00        0.00       (0.10)
  Distributions from net
   realized capital gains       0.00        (0.52)       (1.22)      (0.39)       0.00       (0.62)
                             -------      -------     --------      ------      ------      ------
   Total distributions          0.00        (0.52)       (1.22)      (0.39)       0.00       (0.72)
                             -------      -------     --------      ------      ------      ------
Net asset value, end of
 period                      $ 10.55      $ 13.41     $  47.33      $19.99      $10.49      $11.49
                             =======      =======     ========      ======      ======      ======
Total return (%)****           (21.3)       (71.2)       147.0        97.5        (8.7)+      22.4+
Net assets, end of
 period (000)                $26,885      $41,456     $110,824      $1,175      $   85      $   74
Ratio of net expenses
 to average net
 assets (%)*****                1.25         1.25         1.25        1.25        1.25++      1.25++
Ratio of gross expenses to
 average net assets (%)         1.45         1.37         1.35        9.05       27.97++     36.58++
Ratio of net investment
 income (loss) to average
 net assets (%)                (1.16)       (1.01)       (0.89)      (0.80)      (0.60)++    (0.67)++
Portfolio turnover rate (%)      220          258          191         199          82+        174+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on January 2, 1997.
*** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
**** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND (ADMIN CLASS)

                                                          Year Ended
                                                    -------------------
                                                    Sept. 30,  Sept. 30,    Jul. 31* to
                                                      2002       2001      Sept. 30, 2000
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.38     $ 47.31        $40.38
                                                     ------     -------        ------
Income from investment operations--
  Net investment income (loss)                        (0.20)**    (0.26)**      (0.09)**
  Net realized and unrealized gain (loss) on
   investments                                        (2.67)     (33.15)         7.02
                                                     ------     -------        ------
   Total from investment operations                   (2.87)     (33.41)         6.93
                                                     ------     -------        ------
Less distributions--
  Distributions from net realized capital gains        0.00       (0.52)         0.00
                                                     ------     -------        ------
Net asset value, end of period                       $10.51     $ 13.38        $47.31
                                                     ======     =======        ======
Total return (%)***                                   (21.5)      (71.3)         17.2+
Net assets, end of period (000)                      $2,562     $ 2,406        $    0
Ratio of net expenses to average net assets (%)****    1.50        1.50          1.50++
Ratio of gross expenses to average net assets (%)      2.35        2.92          1.60++
Ratio of net investment income (loss) to average
 net assets (%)                                       (1.41)      (1.35)        (1.14)++
Portfolio turnover rate (%)                             220         258           191+

*   Commencement of operations on July 31, 2000.
** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES GROWTH FUND (INSTITUTIONAL CLASS)

                                                                   Year Ended
                                         -------------------------------------------------------------
                                         Sept. 30,  Sept. 30,  Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                           2002       2001       2000      1999      1998*       1997
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  4.23    $ 15.00    $ 11.17   $ 11.65   $ 12.63    $ 13.44
                                          -------    -------    -------   -------   -------    -------
Income from investment operations--
  Net investment income (loss)              (0.02)#    (0.02)#    (0.05)    (0.04)    (0.03)     (0.04)
  Net realized and unrealized gain
   (loss) on investments                    (0.46)     (7.42)      4.90      3.01     (0.95)      3.17
                                          -------    -------    -------   -------   -------    -------
   Total from investment operations         (0.48)     (7.44)      4.85      2.97     (0.98)      3.13
                                          -------    -------    -------   -------   -------    -------
Less distributions--
  Distributions from net realized
   capital gains                             0.00      (3.33)     (1.02)    (3.45)     0.00      (3.94)
                                          -------    -------    -------   -------   -------    -------
Net asset value, end of period            $  3.75    $  4.23    $ 15.00   $ 11.17   $ 11.65    $ 12.63
                                          =======    =======    =======   =======   =======    =======
Total return (%)**                          (11.4)     (50.8)      45.6      30.9      (7.8)+     24.5
Net assets, end of period (000)           $19,635    $21,653    $45,328   $28,235   $24,663    $32,149
Ratio of net expenses to average net
 assets (%)***                               0.85       0.85       0.85      0.85      0.85++     0.85
Ratio of gross expenses to average net
 assets (%)                                  1.32       1.24       1.01      1.18      1.02++     0.98
Ratio of net investment income (loss) to
 average net assets (%)                     (0.39)     (0.17)     (0.36)    (0.40)    (0.32)++   (0.26)
Portfolio turnover rate (%)                   192        281        203       164       118+       116

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+  Periods less than one year are not annualized.
++ Annualized for periods less than one year.
# Per share investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES GROWTH FUND (RETAIL CLASS)

                                                Year Ended
                            -----------------------------------------------
                                                                               Jan. 2** to
                            Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                              2002      2001      2000      1999      1998*       1997
------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $ 4.12    $14.80    $11.06    $11.59    $12.59      $13.44
                             ------    ------    ------    ------    ------      ------
Income from investment
 operations--
  Net investment income
   (loss)                     (0.03)#   (0.04)#   (0.07)    (0.06)    (0.03)      (0.07)
  Net realized and
   unrealized gains (loss)
   on investments             (0.44)    (7.31)     4.83      2.98     (0.97)       3.16
                             ------    ------    ------    ------    ------      ------
   Total from investment
    operations                (0.47)    (7.35)     4.76      2.92     (1.00)       3.09
                             ------    ------    ------    ------    ------      ------
Less distributions--
  Distributions from net
   realized capital gains      0.00     (3.33)    (1.02)    (3.45)     0.00       (3.94)
                             ------    ------    ------    ------    ------      ------
Net asset value, end of
 period                      $ 3.65    $ 4.12    $14.80    $11.06    $11.59      $12.59
                             ======    ======    ======    ======    ======      ======
Total return (%)***           (11.4)    (50.9)     45.3      30.6      (7.9)+      24.2+
Net assets, end of period
 (000)                       $  456    $  518    $1,028    $  649    $  516      $  194
Ratio of net expenses to
 average net assets (%)****    1.10      1.10      1.10      1.10      1.10++      1.10++
Ratio of gross expenses to
 average net assets (%)        5.20      4.11      3.29      4.43      4.74++     12.96++
Ratio of net investment
 income (loss) to average
 net assets (%)               (0.65)    (0.42)    (0.61)    (0.65)    (0.58)++    (0.42)++
Portfolio turnover rate (%)     192       281       203       164       118+        116+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**  Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.
# Per share investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES GROWTH FUND (ADMIN CLASS)

                                                          Year Ended
                                                     ------------------
                                                     Sept. 30,  Sept. 30,  Jul. 31* to
                                                       2002       2001    Sept. 30, 2000
----------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  4.11    $14.79       $14.09
                                                      -------    ------       ------
Income from investment operations--
  Net investment income (loss)                          (0.04)#   (0.08)#      (0.02)
  Net realized and unrealized gain (loss) on
   investments                                          (0.44)    (7.27)        0.72
                                                      -------    ------       ------
   Total from investment operations                     (0.48)    (7.35)        0.70
                                                      -------    ------       ------
Less distributions--
  Distributions from net realized capital gains          0.00     (3.33)        0.00
                                                      -------    ------       ------
Net asset value, end of period                        $  3.63    $ 4.11       $14.79
                                                      =======    ======       ======
Total return (%)**                                      (11.7)    (50.9)         5.0+
Net assets, end of period (000)                       $    18    $    8            0
Ratio of net expenses to average net assets (%)***       1.35      1.35         1.35++
Ratio of gross expenses to average net assets (%)      142.14     68.34         1.50++
Ratio of net investment income (loss) to average net
 assets (%)                                             (0.85)    (0.94)       (0.87)++
Portfolio turnover rate (%)                               192       281          203+

*  Commencement of operations on July 31, 2000.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+  Periods less than one year are not annualized.
++ Annualized for periods less than one year.
# Per share investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)

                                                                      Year Ended
                                           --------------------------------------------------------------
                                           Sept. 30,  Sept. 30,   Sept. 30,  Sept. 30, Sept. 30,  Dec. 31,
                                             2002       2001        2000       1999      1998*      1997
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  9.61    $ 17.41   $  13.79     $ 10.74   $ 11.30   $ 13.16
                                            -------    -------   --------     -------   -------   -------
Income from investment operations--
  Net investment income (loss)                 0.04**     0.05**    (0.06)**     0.07      0.14      0.15**
  Net realized and unrealized gain (loss)
   on investments                             (1.83)     (5.91)      4.77        3.31     (0.70)    (0.27)
                                            -------    -------   --------     -------   -------   -------
   Total from investment operations           (1.79)     (5.86)      4.71        3.38     (0.56)    (0.12)
                                            -------    -------   --------     -------   -------   -------
Less distributions--
  Dividends from net investment
   income                                     (0.04)      0.00      (0.09)      (0.13)     0.00     (0.19)
  Distributions from net realized
   capital gains                               0.00      (1.94)     (1.00)      (0.20)     0.00     (1.55)
                                            -------    -------   --------     -------   -------   -------
   Total distributions                        (0.04)     (1.94)     (1.09)      (0.33)     0.00     (1.74)
                                            -------    -------   --------     -------   -------   -------
Net asset value, end of period              $  7.78    $  9.61   $  17.41     $ 13.79   $ 10.74   $ 11.30
                                            =======    =======   ========     =======   =======   =======
Total return (%)***                           (18.7)     (34.5)      34.4        32.0      (5.0)+    (1.0)
Net assets, end of period (000)             $44,101    $54,080   $107,792     $79,415   $68,464   $82,188
Ratio of net expenses to average net
 assets (%)****                                1.00       1.00       1.00        1.00      1.00++    1.00
Ratio of gross expenses to average net
 assets (%)                                    1.43       1.35       1.15        1.22      1.18++    1.16
Ratio of net investment income (loss) to
 average net assets (%)                        0.47       0.34      (0.32)       0.53      1.49++    1.12
Portfolio turnover rate (%)                     135        207        226         207        96+      119

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES INTERNATIONAL EQUITY FUND (RETAIL CLASS)

                                                        Year Ended
                                   ---------------------------------------------------
                                                                                         Jan. 2** to
                                   Sept. 30,  Sept. 30,  Sept. 30,   Sept. 30, Sept. 30,  Dec. 31,
                                     2002       2001       2000        1999      1998*      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $ 9.50     $17.31     $13.73      $10.70    $11.28     $13.16
                                    ------     ------     ------      ------    ------     ------
Income from investment
 operations--
  Net investment income (loss)        0.02***    0.02***   (0.05)***    0.05      0.10       0.10***
  Net realized and unrealized
   gain (loss) on investments        (1.80)     (5.89)      4.67        3.28     (0.68)     (0.26)
                                    ------     ------     ------      ------    ------     ------
   Total from investment
    operations                       (1.78)     (5.87)      4.62        3.33     (0.58)     (0.16)

                                    ------     ------     ------      ------    ------     ------
Less distributions--
  Dividends from net investment
   income                            (0.02)      0.00      (0.04)      (0.10)     0.00      (0.17)
  Distributions from net realized
   capital gains                     (0.00)     (1.94)     (1.00)      (0.20)     0.00      (1.55)
                                    ------     ------     ------      ------    ------     ------
   Total distributions               (0.02)     (1.94)     (1.04)      (0.30)     0.00      (1.72)
                                    ------     ------     ------      ------    ------     ------
Net asset value, end of period      $ 7.70     $ 9.50     $17.31      $13.73    $10.70     $11.28
                                    ======     ======     ======      ======    ======     ======
Total return (%)****                 (18.8)     (34.7)      33.9        31.6      (5.1)+     (1.3)+
Net assets, end of period (000)     $1,338     $2,793     $5,588      $  261    $  150     $  233
Ratio of net expenses to average
 net assets (%)*****                  1.25       1.25       1.25        1.25      1.25++     1.25++
Ratio of gross expenses to average
 net assets (%)                       2.69       1.99       1.67       12.33     10.26++    16.24++
Ratio of net investment income
 (loss) to average net assets (%)     0.19       0.13      (0.26)       0.29      1.16++     0.73++
Portfolio turnover rate (%)            135        207        226         207        96+       119+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on January 2, 1997.
*** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
**** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND (ADMIN CLASS)

                                                         Year Ended
                                                     -----------------
                                                     Sept. 30, Sept. 30,  Jul. 31* to
                                                       2002      2001    Sept. 30, 2000
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 9.49    $17.30       $17.62
                                                      ------    ------       ------
Income from investment operations--
  Net investment income (loss)                          0.00**    0.02**      (0.02)**
  Net realized and unrealized gain (loss) on
   investments                                         (1.80)    (5.89)       (0.30)
                                                      ------    ------       ------
   Total from investment operations                    (1.80)    (5.87)       (0.32)
                                                      ------    ------       ------
Less distributions--
  Distributions from net realized capital gains         0.00     (1.94)        0.00
                                                      ------    ------       ------
Net asset value, end of period                        $ 7.69    $ 9.49       $17.30
                                                      ======    ======       ======
Total return (%)***                                    (19.0)    (34.8)        (1.8)+
Net assets, end of period (000)                       $  978    $1,057       $    0
Ratio of net expenses to average net assets (%)****     1.50      1.50         1.50++
Ratio of gross expenses to average net assets (%)       3.88      2.01         1.77++
Ratio of net investment income (loss) to average net
 assets (%)                                            (0.03)     0.19        (0.83)++
Portfolio turnover rate (%)                              135       207          226+

*    Commencement of operations on July 31, 2000.
** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES RESEARCH FUND (INSTITUTIONAL CLASS)

                                                   Year Ended
                                               ------------------
                                               Sept. 30, Sept. 30,  July 31* to
                                                 2002      2001    Sept. 30, 2000
---------------------------------------------------------------------------------
Net asset value, beginning of period            $  6.85   $10.54       $10.00
                                                -------   ------       ------
Income from investment operations--
 Net investment income                             0.03#    0.01#        0.00
 Net realized and unrealized gain (loss) on
   investments                                    (1.16)   (3.65)        0.54
                                                -------   ------       ------
   Total from investment operations               (1.13)   (3.64)        0.54
                                                -------   ------       ------
Less distributions--
 Dividends from net investment income             (0.01)    0.00         0.00
 Distributions from net realized capital
   gains                                           0.00    (0.05)        0.00
                                                -------   ------       ------
   Total distributions                            (0.01)   (0.05)        0.00
                                                -------   ------       ------
Net asset value, end of period                  $  5.71   $ 6.85       $10.54
                                                =======   ======       ======
Total return (%)**                                (16.6)   (34.7)         5.4+
Net assets, end of period (000)                 $15,889   $4,245       $3,510
Ratio of net expenses to average net
 assets (%)***                                     0.89     1.15         1.15++
Ratio of gross expenses to average net
 assets (%)                                        1.46     4.26         8.02++
Ratio of net investment income (loss) to
 average net assets (%)                            0.36     0.09        (0.14)++
Portfolio turnover rate (%)                         130      171           20+

*  Commencement of operations on July 31, 2000.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+  Periods less than one year are not annualized.
++ Annualized for periods less than one year.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES RESEARCH FUND (RETAIL CLASS)

                                               Nov. 30, 2001* to
                                                Sept. 30, 2002
----------------------------------------------------------------
Net asset value, beginning of period                $  7.61
                                                    -------
Income from investment operations--
 Net investment income                                 0.01#
 Net realized and unrealized gain (loss) on
   investments                                        (1.92)
                                                    -------
   Total from investment operations                   (1.91)
                                                    -------
Less distributions--
 Dividends from net investment income                 (0.01)
                                                    -------
Net asset value, end of period                      $  5.69
                                                    =======
Total return (%)**                                    (25.2)+
Net assets, end of period (000)                     $    17
Ratio of net expenses to average net
 assets (%)***                                         1.10++
Ratio of gross expenses to average net
 assets (%)                                          213.89++
Ratio of net investment income to average
 net assets (%)                                        0.22++
Portfolio turnover rate (%)                             130+

*  Commencement of operations on November 30, 2001.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+  Periods less than one year are not annualized.
++ Annualized for periods less than one year.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND (INSTITUTIONAL CLASS)

                                                           Year Ended
                                  ---------------------------------------------------------    Jan. 2** to
                                   Sept. 30,    Sept. 30,    Sept. 30,   Sept. 30, Sept. 30,    Dec. 31,
                                     2002         2001         2000        1999      1998*        1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $  8.83     $  26.98     $  16.74      $  9.83   $ 11.32      $10.00
                                   -------     --------     --------      -------   -------      ------
Income from investment
 operations--
  Net investment income (loss)       (0.08)***    (0.12)***    (0.16)***    (0.08)    (0.02)      (0.07)***
  Net realized and unrealized
   gain (loss) on investments        (2.40)      (17.06)       10.40         6.99     (1.47)       1.99
                                   -------     --------     --------      -------   -------      ------
   Total from investment
    operations                       (2.48)      (17.18)       10.24         6.91     (1.49)       1.92
                                   -------     --------     --------      -------   -------      ------
Less distributions--
  Dividends from net
   investment income                  0.00         0.00         0.00         0.00      0.00       (0.01)
  Distributions from net
   realized capital gains             0.00        (0.97)        0.00         0.00      0.00       (0.59)
                                   -------     --------     --------      -------   -------      ------
   Total distributions                0.00        (0.97)        0.00         0.00      0.00       (0.60)
                                   -------     --------     --------      -------   -------      ------
Net asset value, end of period     $  6.35     $   8.83     $  26.98      $ 16.74   $  9.83      $11.32
                                   =======     ========     ========      =======   =======      ======
Total return (%)****                 (28.1)       (65.2)        61.2         70.3     (13.2)+      19.4+
Net assets, end of period (000)    $42,415     $124,479     $262,147      $81,132   $17,174      $3,893
Ratio of net expenses to average
 net assets (%)*****                  1.00         0.99         0.92         1.00      1.00++      1.00++
Ratio of gross expenses to
 average net assets (%)               1.07         0.99         0.92         1.11      2.15 ++     5.81++
Ratio of net investment income
 (loss) to average net assets (%)    (0.90)       (0.74)       (0.62)       (0.80)    (0.53)++    (0.65)++
Portfolio turnover rate (%)            162          140          170          163       116+        211+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**  Commencement of operations on January 2, 1997.
*** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. ****Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.

LOOMIS SAYLES SMALL CAP GROWTH FUND (RETAIL CLASS)

                                                       Year Ended
                               --------------------------------------------------------
                                                                                           Jan. 2** to
                                Sept. 30,    Sept. 30,    Sept. 30,   Sept. 30, Sept. 30,   Dec. 31,
                                  2002         2001         2000        1999      1998*       1997
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                         $  8.72      $ 26.74      $ 16.65      $ 9.80    $11.30      $10.00
                                -------      -------      -------      ------    ------      ------
Income from investment
 operations--
  Net investment income
   (loss)                         (0.10)***    (0.15)***    (0.24)***   (0.08)    (0.08)      (0.10)***
  Net realized and unrealized
   gain (loss) on
   investments                    (2.36)      (16.90)       10.33        6.93     (1.42)       1.99
                                -------      -------      -------      ------    ------      ------
   Total from investment
    operations                    (2.46)      (17.05)       10.09        6.85     (1.50)       1.89
                                -------      -------      -------      ------    ------      ------
Less distributions--
  Distribution from net
   realized capital gains          0.00        (0.97)        0.00        0.00      0.00       (0.59)
                                -------      -------      -------      ------    ------      ------
Net asset value, end of period  $  6.26      $  8.72      $ 26.74      $16.65    $ 9.80      $11.30
                                =======      =======      =======      ======    ======      ======
Total return (%)****              (28.2)       (65.3)        60.6        69.9     (13.3)+      19.2+
Net assets,
 end of period (000)            $32,135      $50,197      $69,416      $6,032    $1,057      $1,139
Ratio of net expenses to
 average net assets (%)*****       1.25         1.25         1.23        1.25      1.25++      1.25++
Ratio of gross expenses to
 average net assets (%)            1.33         1.26         1.23        1.80      3.70++      7.82++
Ratio of net investment
 income (loss) to average
 net assets (%)                   (1.15)       (1.01)       (0.92)      (1.04)    (0.80)++    (0.94)++
Portfolio turnover rate (%)         162          140          170         163       116+        211+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on January 2, 1997.
*** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
**** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND (ADMIN CLASS)

                                                     Year Ended
                                               -------------------
                                               Sept. 30,  Sept. 30,    Jul. 31* to
                                                 2002       2001      Sept. 30, 2000
------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 8.71     $ 26.73        $23.67
                                                ------     -------        ------
Income from investment operations--
 Net investment income (loss)                    (0.12)**    (0.17)**      (0.05)**
 Net realized and unrealized gain (loss) on
   investments                                   (2.35)     (16.88)         3.11
                                                ------     -------        ------
   Total from investment operations              (2.47)     (17.05)         3.06
                                                ------     -------        ------
Less distributions--
 Distribution from net realized capital gain      0.00       (0.97)         0.00
                                                ------     -------        ------
Net asset value, end of period                  $ 6.24     $  8.71        $26.73
                                                ======     =======        ======
Total return (%)***                              (28.4)      (65.3)         12.9+
Net assets, end of period (000)                 $1,078     $ 1,261        $    0
Ratio of net expenses to average net
 assets (%)****                                   1.50        1.50          1.50++
Ratio of gross expenses to average net
 assets (%)                                       3.01        3.56          1.50++
Ratio of net investment income (loss)
 to average net assets (%)                       (1.39)      (1.29)        (1.16)++
Portfolio turnover rate (%)                        162         140           170+

*   Commencement of operations on July 31, 2000.
** Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.

LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL CLASS)

                                                               Year Ended
                                     --------------------------------------------------------------
                                     Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30, Sept. 30,  Dec. 31,
                                       2002       2001       2000       1999      1998*      1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period $  19.89   $  20.42   $  17.33   $  15.60  $  18.62   $  17.39
                                     --------   --------   --------   --------  --------   --------
Income from investment
 operations--
  Net investment income                  0.10**     0.16**     0.14**     0.16      0.12       0.17
  Net realized and unrealized gain
   (loss) on investments                (0.36)      0.60       3.36       1.83     (3.14)      4.26
                                     --------   --------   --------   --------  --------   --------
   Total from investment
    operations                          (0.26)      0.76       3.50       1.99     (3.02)      4.43
                                     --------   --------   --------   --------  --------   --------
Less distributions--
  Dividends from net investment
   income                               (0.11)     (0.20)     (0.14)     (0.12)     0.00      (0.15)
  Distributions from net realized
   capital gains                        (2.24)     (1.09)     (0.27)     (0.14)     0.00      (3.05)
                                     --------   --------   --------   --------  --------   --------
   Total distributions                  (2.35)     (1.29)     (0.41)     (0.26)     0.00      (3.20)
                                     --------   --------   --------   --------  --------   --------
Net asset value, end of period       $  17.28   $  19.89   $  20.42   $  17.33  $  15.60   $  18.62
                                     ========   ========   ========   ========  ========   ========
Total return (%)***                      (2.6)       3.9       20.7       12.8     (16.2)+     26.0
Net assets, end of period (000)      $234,370   $215,439   $214,919   $301,496  $296,116   $245,177
Ratio of net expenses to average net
 assets (%)****                          0.94       0.98       0.93       0.90      0.92++     0.94
Ratio of gross expenses to average
 net assets (%)                          0.96       0.98       0.93       0.90      0.92++     0.94
Ratio of net investment income to
 average net assets (%)                  0.48       0.76       0.76       0.87      1.04++     0.97
Portfolio turnover
 rate (%)                                  86         98        102        113        78+        94

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)

                                                   Year Ended
                            ------------------------------------------------------
                                                                                     Jan. 2** to
                            Sept. 30,   Sept. 30,   Sept. 30,   Sept. 30, Sept. 30,   Dec. 31,
                              2002        2001        2000        1999      1998*       1997
-------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $ 19.85     $ 20.38     $ 17.28     $ 15.57   $ 18.62     $ 17.39
                             -------     -------     -------     -------   -------     -------
Income from investment
 operations--
  Net investment income         0.05***     0.11***     0.10***     0.09      0.10        0.15***
  Net realized and
   unrealized gain (loss)
   on investments              (0.35)       0.60        3.36        1.84     (3.15)       4.21
                             -------     -------     -------     -------   -------     -------
   Total from investment
    operations                 (0.30)       0.71        3.46        1.93     (3.05)       4.36
                             -------     -------     -------     -------   -------     -------
Less distributions--
  Dividends from net
   investment income           (0.06)      (0.15)      (0.09)      (0.08)     0.00       (0.08)
  Distributions from net
   realized capital gains      (2.24)      (1.09)      (0.27)      (0.14)     0.00       (3.05)
                             -------     -------     -------     -------   -------     -------
   Total distributions         (2.30)      (1.24)      (0.36)      (0.22)     0.00       (3.13)
                             -------     -------     -------     -------   -------     -------
Net asset value, end of
 period                      $ 17.25     $ 19.85     $ 20.38     $ 17.28   $ 15.57     $ 18.62
                             =======     =======     =======     =======   =======     =======
Total return (%)****            (2.8)        3.6        20.4        12.4     (16.4)+      25.6+
Net assets, end of period
 (000)                       $86,816     $97,544     $92,698     $75,302   $54,060     $34,353
Ratio of net expenses to
 average net
 assets (%)*****                1.19        1.22        1.17        1.20      1.19++      1.25++
Ratio of gross expenses to
 average net assets (%)         1.20        1.22        1.17        1.20      1.19++      1.35++
Ratio of net investment
 income to average net
 assets (%)                     0.22        0.51        0.53        0.57      0.79++      0.79++
Portfolio turnover rate (%)       86          98         102         113        78+         94+

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**   Commencement of operations on January 2, 1997.
*** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
**** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.

LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN CLASS)

                                                      Year Ended
                                      -----------------------------------------
                                                                                 Jan. 2* to
                                      Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30, Sept. 30,
                                        2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $ 19.80    $ 20.34    $ 17.24    $15.54     $18.62
                                       -------    -------    -------    ------     ------
Income from investment operations--
 Net investment income                    0.00**     0.05**     0.04**    0.04       0.03
 Net realized and unrealized gains
   (loss) on investments                 (0.35)      0.60       3.37      1.83      (3.11)
                                       -------    -------    -------    ------     ------
   Total from investment operations      (0.35)      0.65       3.41      1.87      (3.08)
                                       -------    -------    -------    ------     ------
Less distributions--
 Dividends from net investment
   income                                (0.01)     (0.10)     (0.04)    (0.03)      0.00
 Distributions from net realized
   capital gains                         (2.24)     (1.09)     (0.27)    (0.14)      0.00
                                       -------    -------    -------    ------     ------
   Total distributions                   (2.25)     (1.19)     (0.31)    (0.17)      0.00
                                       -------    -------    -------    ------     ------
Net asset value, end of period         $ 17.20    $ 19.80    $ 20.34    $17.24     $15.54
                                       =======    =======    =======    ======     ======
Total return (%)***                       (3.0)       3.3       20.1      12.0      (16.5)+
Net assets, end of period (000)        $24,655    $16,471    $11,391    $4,863     $1,046
Ratio of net expenses to average
 net assets (%)****                       1.44       1.50       1.50      1.50       1.50++
Ratio of gross expenses to average
 net assets (%)                           1.53       1.59       1.68      1.70       3.99++
Ratio of net investment income
 (loss) to average net assets (%)        (0.01)      0.23       0.21      0.30       0.95++
Portfolio turnover rate (%)                 86         98        102       113         78+

*   Commencement of operations on January 2, 1998.
** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

LOOMIS SAYLES VALUE FUND (INSTITUTIONAL CLASS)

                                                                      Year Ended
                                           ----------------------------------------------------------------
                                            Sept. 30,    Sept. 30,   Sept. 30, Sept. 30, Sept. 30,  Dec. 31,
                                              2002         2001        2000      1999      1998*      1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.90      $ 15.12      $ 16.54   $ 16.85   $ 17.64   $ 15.60
                                            -------      -------      -------   -------   -------   -------
Income from investment operations--
  Net investment income                        0.13****     0.14****     0.17      0.22      0.18      0.18
  Net realized and unrealized
   gain (loss) on investments                 (2.42)       (1.19)        0.41      1.53     (0.97)     4.32
                                            -------      -------      -------   -------   -------   -------
   Total from investment operations           (2.29)       (1.05)        0.58      1.75     (0.79)     4.50
                                            -------      -------      -------   -------   -------   -------
Less distributions--
  Dividends from net investment income        (0.16)       (0.17)       (0.15)    (0.24)     0.00     (0.19)
  Distributions from net realized capital
   gains                                      (0.28)        0.00        (1.85)    (1.82)     0.00     (2.27)
                                            -------      -------      -------   -------   -------   -------
   Total distributions                        (0.44)       (0.17)       (2.00)    (2.06)     0.00     (2.46)
                                            -------      -------      -------   -------   -------   -------
Net asset value, end of period              $ 11.17      $ 13.90      $ 15.12   $ 16.54   $ 16.85   $ 17.64
                                            =======      =======      =======   =======   =======   =======
Total return (%)**                            (17.2)        (7.1)         3.6      10.5      (4.5)+    29.2
Net assets, end of period (000)             $33,025      $39,549      $38,792   $66,726   $66,928   $63,303
Ratio of net expenses to average net
 assets (%)***                                 0.85         0.85         0.85      0.78      0.79++    0.84
Ratio of gross expenses to average net
 assets (%)                                    0.90         0.96         0.89      0.78      0.79++    0.84
Ratio of net investment income to
 average net assets (%)                        0.90         0.87         0.87      1.20      1.36++    1.12
Portfolio turnover rate (%)                      66           90           73        59        49+       64

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
*** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
****Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
+   Periods less than one year are not annualized.
++  Annualized for periods less than one year.

LOOMIS SAYLES WORLDWIDE FUND (INSTITUTIONAL CLASS)

                                                                    Year Ended
                                            ---------------------------------------------------------
                                            Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30, Dec. 31,
                                             2002+++    2001      2000      1999      1998*     1997
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 8.48    $13.93    $10.28    $ 8.79    $ 9.86    $10.63
                                             ------    ------    ------    ------    ------    ------
Income from investment operations--
  Net investment income                        0.35**    0.65**    0.58**    0.50      0.33      0.47
  Net realized and unrealized gains (loss)
   on investments                             (0.55)    (2.44)     4.02      1.82     (1.40)    (0.10)
                                             ------    ------    ------    ------    ------    ------
   Total from investment operations           (0.20)    (1.79)     4.60      2.32     (1.07)     0.37
                                             ------    ------    ------    ------    ------    ------
Less distributions--
  Dividends from net investment income        (0.75)    (0.35)    (0.48)    (0.44)     0.00     (0.47)
  Distributions from net realized capital
   gains                                       0.00     (3.31)    (0.47)    (0.39)     0.00     (0.67)
                                             ------    ------    ------    ------    ------    ------
   Total distributions                        (0.75)    (3.66)    (0.95)    (0.83)     0.00     (1.14)
                                             ------    ------    ------    ------    ------    ------
Net asset value, end of period               $ 7.53    $ 8.48    $13.93    $10.28    $ 8.79    $ 9.86
                                             ======    ======    ======    ======    ======    ======
Total return (%)***                            (3.0)    (15.0)     46.5      27.8     (10.9)+     3.5
Net assets, end of period (000)              $8,340    $8,528    $9,748    $6,233    $4,907    $5,597
Ratio of net expenses to average net
 assets (%)****                                1.00      1.00      1.00      1.00      1.00++    1.00
Ratio of gross expenses to average net
 assets (%)                                    2.43      2.58      2.48      3.46      3.28++    2.62
Ratio of net investment income to average
 net assets (%)                                4.26      6.85      4.26      5.07      4.37++    3.89
Portfolio turnover rate (%)                     113       160       183       165        93+      134

* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of net expenses to average net assets would have been higher.
+    Periods less than one year are not annualized.
++   Annualized for periods less than one year.
+++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the impact to the Fund's per share net investment income and net realized and unrealized gain
    (loss) was less than $0.01. The ratio of net investment income to average net assets for the Fund decreased from 4.29% to 4.26% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this presentation.



                                    [GRAPHIC]

                              LOOMIS SAYLES FUNDS

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds. The SAI, the auditor's report, and the most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds and other Loomis Sayles Funds, or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 800-633-3330.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file number, which is listed at the bottom of this page.

Loomis Sayles Funds
One Financial Center
Boston, MA 02111
800-633-3330
www.loomissayles.com

File No. 811-6241

[LOGO] Loomis Sayles
LOOMIS SAYLES FUNDS
One Financial Center
Boston, MA 02111

Telephone: (800) 633-3330
www.loomissayles.com

                            LOOMIS SAYLES BOND FUND
                        LOOMIS SAYLES GLOBAL BOND FUND
                 LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Supplement dated September 15, 2003 to the Loomis Sayles Fixed Income Funds Prospectus, as supplemented from time to time, dated February 1, 2003 (the "Prospectus"). This Supplement, taken together with the Prospectus, constitutes the prospectus for the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund, each a series of Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust).

This Supplement relates solely to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund.
This Supplement does not relate to the Loomis Sayles Benchmark Core Bond Fund or Loomis Sayles Investment Grade Bond Fund. Shareholders and prospective shareholders of those Funds may disregard this Supplement.

On June 12, 2003, the Board of Trustees of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) (the "Trust") and Loomis Sayles Funds I ("LSF I" and, together with the Trust, the "Trusts") (formerly, Loomis Sayles Investment Trust), a registered, open-end management investment company, approved the reorganization of certain series of the Trust into LSF I (each a "Reorganization" and, together, the "Reorganizations"). Effective on or about September 12, 2003 (the "Effective Date"), the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund (the "Predecessor Funds"), will cease to be series of the Trust and will become series of LSF I (the "Successor Funds" or the "Funds"). Consequently, shareholders of each Predecessor Fund will become shareholders of the same share class of the respective Successor Fund. The effectiveness of each Predecessor Fund's Reorganization is subject to several conditions, but is not subject to the approval of its shareholders.

Each Successor Fund will be identical to its respective Predecessor Fund, except as discussed below. As such, the Prospectus of the Predecessor Funds, as modified by this Supplement, will be used to offer and sell shares of the Successor Funds. Disclosure in the Prospectus relating to each Predecessor Fund applies to its respective Successor Fund, except as set forth therein or in this Supplement. This Supplement does not modify any disclosure with respect to the Loomis Sayles Benchmark Core Bond Fund or Loomis Sayles Investment Grade Bond Fund.

Prospectus Changes Effective as of the Effective Date

Changes to the Prospectus:

     . Any references in the Prospectus to the following address: "P.O. Box 8314, Boston, MA 02266-8314", shall be replaced with a reference to "P.O. Box 219594, Kansas City, MO 61421-9594".

     .   Any references in the Prospectus to the following telephone number:
         "800-626-9390", shall be replaced with a reference to "800-633-3330".

     . For purposes of the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund, any reference in the Prospectus to "Loomis Sayles Funds II" shall be replaced with a reference to "Loomis Sayles Funds I". For example, taking into account the address change described above, under the section entitled "GENERAL INFORMATION", under the sub-section entitled "How to Purchase Shares", the address provided for purchasing shares of the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund should be replaced with Loomis Sayles Funds I, P.O. Box 219594, Kansas City, MO 61421-9594.

                                                                     SULSF-0903

THE RISK/RETURN SUMMARY FOR THE LOOMIS SAYLES BOND FUND IS REVISED AS FOLLOWS

The text under and including the heading "BAR CHART" is replaced with the following text:

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1,2/



                                     [CHART]


1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
22.2%   -4.1%   32.0%   10.3%   12.7%   4.7%    4.5%    4.4%    2.7%    13.3%



The Fund's year-to-date total return through June 30, 2003: up 18.66%/2/

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Bond Fund") through December 31, 2002. The year-to-date total return shown reflects the results of the Institutional Class of the Predecessor Bond Fund from January 1, 2003 through June 30, 2003. The assets and liabilities of the Predecessor Bond Fund were reorganized into the Fund on September 12, 2003.

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 10.07% (second quarter, 1995), and the Fund's worst quarter was down 5.0% (third quarter, 1998).

The text under and including the heading "PERFORMANCE TABLE" is replaced with the following text:

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1,2/

--------------------------------------------------------------------------------

                                                                Since
                                                              Inception
                                      1 Year 5 Years 10 Years (5/16/91)
        ---------------------------------------------------------------
        LOOMIS SAYLES BOND
          FUND

        RETURN BEFORE TAXES
           Institutional Class        13.34%  5.85%   9.83%     10.46%
           Retail Class               13.18%  5.59%   9.56%     10.19%
           Admin Class                12.89%  5.31%   9.01%      9.61%
        RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/3/
           Return After Taxes on
           Distributions              10.17%  2.36%   6.21%      6.80%
           Return After Taxes on
           Distributions and Sale of
             Fund
           Shares                      8.07%  2.91%   6.18%      6.75%
           LEHMAN BROTHERS
           GOVERNMENT/CREDIT
             INDEX                    11.04%  7.62%   7.61%   8.21%/4/

(Index returns reflect no deduction for fees, expenses or taxes)

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/Average annual total returns shown for Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Bond Fund through December 31, 2002. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Bond Fund, performance shown for those Classes is based on the performance of the Predecessor Bond Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares of the Predecessor Bond Fund. Institutional Class shares of the Predecessor Bond Fund commenced operations on May 16, 1991. /3/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional Class of the Fund (see footnote 2 above). After-tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/4/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.

THE RISK/RETURN SUMMARY FOR THE LOOMIS SAYLES GLOBAL BOND FUND IS REVISED AS FOLLOWS

The text under and including the heading "BAR CHART" is replaced with the following text:

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1, 2/

                                    [CHART]



 1993  1994   1995   1996   1997   1998   1999   2000   2001   2002
 ----  ----   ----   ----   ----   ----   ----   ----   ----   ----
14.6%  -8.7%  23.9%  15.0%  2.3%   10.6%  3.8%   -0.3%   5.1%  20.4%

The Fund's year-to-date total return through June 30, 2003: up 13.16%/2/

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Global Bond Fund") through December 31, 2002. The year-to-date total return shown reflects the results of the Institutional Class of the Predecessor Global Bond Fund from January 1, 2003 through June 30, 2003. The assets and liabilities of the Predecessor Global Bond Fund were reorganized into the Fund on September 12, 2003.

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 9.7% (fourth quarter, 1998), and the Fund's worst quarter was down 6.3% (second quarter, 1994).

The text under and including the heading "PERFORMANCE TABLE" is replaced with the following text:

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Salomon Brothers World Government Bond Index, a capitalization-weighted unmanaged index that tracks the performance of 14 government bond markets, and the Lehman Brothers Global Aggregate Index, an index that covers the most liquid portion of the global investment grade fixed-income bond market. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

------------------------------------------------------------------------------------------

               AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31,
                                        2002/1,2/
                                                                                   Since
                                                                                 Inception
                                                         1 Year 5 Years 10 Years (5/10/91)
------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND

RETURN BEFORE TAXES

Institutional Class                                      20.40%  7.69%   8.25%      8.56%

Retail Class                                             20.22%  7.42%   8.09%      8.43%

RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/3/
Return After Taxes on Distributions                      18.26%  5.57%   6.11%      6.34%

Return After Taxes on Distributions and Sale of Fund
Shares                                                   12.51%  5.19%   5.70%      5.97%

SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX             19.49%  5.82%   6.64%   7.47%/4/

LEHMAN BROTHERS GLOBAL AGGREGATE INDEX                   16.53%  5.66%   6.69%   7.43%/4/

(Index returns reflect no deduction of fees, expenses or taxes)

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/Average annual total returns shown for Institutional Class and Retail Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Global Bond Fund through December 31, 2002. For periods before the inception of Retail Class shares (December 31, 1996) of the Predecessor Global Bond Fund, performance shown for the Retail Class is based on the performance of the Predecessor Global Bond Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class shares of the Predecessor Global Bond Fund. Institutional Class shares of the Predecessor Global Bond Fund commenced operations on May 10, 1991.
/3/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund (see footnote 2 above). After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/4/Since inception data for the indices covers the period from the month-end prior to the Fund's inception date through December 31, 2002.

THE RISK/RETURN SUMMARY FOR THE LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND IS REVISED AS FOLLOWS:

The text under and including the heading "BAR CHART" is replaced with the following text:

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1,2/

                                    [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
 ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
15.7%  -6.3%   23.0%   1.3%  12.7%   9.3%  -4.5%  17.7%   4.7%  14.2%



The Fund's year-to-date total return through June 30, 2003: up 4.07%/2/

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/The annual total returns shown reflect the results of the Institutional Class of the Loomis Sayles U.S. Government Securities Fund, a series of Loomis Sayles Funds II (the "Predecessor U.S. Government Securities Fund") through December 31, 2002. The year-to-date total return shown reflects the results of the Institutional Class of the Predecessor U.S. Government Securities Fund from January 1, 2003 through June 30, 2003. The assets and liabilities of the Predecessor U.S. Government Securities Fund were reorganized into the Fund on September 12, 2003.

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 8.34% (third quarter, 2002), and the Fund's worst quarter was down 5.20% (first quarter, 1994).

The text under and including the heading "PERFORMANCE TABLE" is replaced with the following text:

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers U.S. Government Index, an index that tracks the performance of a broad range of fixed income securities issued by the U.S. Government and its agencies or instrumentalities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

--------------------------------------------------------------------------------

                 AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED
                            DECEMBER 31, 2002/1,2/
                                                                         Since
                                                                       Inception
                                               1 Year 5 Years 10 Years (5/21/91)
--------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

RETURN BEFORE TAXES
Institutional Class                            14.21%  7.99%   8.39%      9.29%

RETURN AFTER TAXES/3/
Return After Taxes on Distributions            11.22%  5.47%   5.47%      6.24%

Return After Taxes on Distributions and Sale
of Fund Shares                                  9.03%  5.18%   5.28%      6.03%

LEHMAN BROTHERS U.S. GOVERNMENT INDEX          11.50%  7.77%   7.56%   8.12%/4/

(Index returns reflect no deduction for fees, expenses or taxes)

/1/The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/Average annual total returns shown for Institutional Class shares of the Fund reflect the results of Institutional Class shares of the Predecessor U.S. Government Securities Fund through December 31, 2002. Institutional Class shares of the Predecessor U.S. Government Securities Fund commenced operations on May 21, 1991.
/3/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/4/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.

Within the section entitled "MANAGEMENT", under the sub-section entitled "Investment Adviser", the parenthetical in the first sentence of the first paragraph stating "(in the case of Loomis Sayles Benchmark Core Bond Fund, the Board of Trustees of Loomis Sayles Investment Trust)" is amended to read as follows:

  . (in the case of Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund, the Board of Trustees of Loomis Sayles Funds
      I)

Within the section entitled "GENERAL INFORMATION", under the sub-section entitled "How to Exchange Shares", the first paragraph is replaced with the following text:

     . You may exchange Retail Class shares of your Fund, subject to investment minimums, for Retail Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust, which is advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund, subject to investment minimums, for Admin Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Admin Class shares without paying a sales charge, if any, or for Class A shares of CDC Nvest Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any other series of Loomis Sayles Funds I or any series of Loomis Sayles Funds II that offers Institutional Class shares, for Class Y shares of any other series of Loomis Sayles Funds I, any series of Loomis Sayles Funds II or any CDC Nvest Fund that offers Class Y shares or for Class A shares of the CDC Nvest Cash Management Trust or CDC Nvest Tax Exempt Money Market Trust, which is also advised by CDC IXIS Asset Management Advisers, L.P.

Within the section entitled "FINANCIAL HIGHLIGHTS", the first sentence of the second paragraph under the heading is replaced by the following sentence:

This information has been audited by PricewaterhouseCoopers LLP, except for the information for the semi-annual period ending March 31, 2003, which is unaudited.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Bond Fund (Institutional Class)" is replaced with the following text:

LOOMIS SAYLES BOND FUND (INSTITUTIONAL CLASS)/1/

                                      For the Period
                                      Sept. 30, 2002                                 Year Ended
                                            to        ------------------------------------------------------------------------
                                      Mar. 31, 2003    Sept. 30,   Sept. 30,   Sept. 30,   Sept. 30,    Sept. 30,    Dec. 31,
                                       (unaudited)       2002+       2001        2000        1999         1998*        1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    10.33    $    10.39  $    11.53  $    11.70  $    12.30  $    12.83    $    12.38

                                        ----------    ----------  ----------  ----------  ----------  ----------    ----------
Income (loss) from investment
 operations--
 Net investment income (loss)                 0.39#         0.82#       0.94#       0.96        0.98        0.69          0.86
 Net realized and unrealized gain
   (loss) on investments                      1.21         (0.06)      (0.91)      (0.20)      (0.06)      (0.78)         0.67
                                        ----------    ----------  ----------  ----------  ----------  ----------    ----------
   Total from investment operations           1.60          0.76        0.03        0.76        0.92       (0.09)         1.53
                                        ----------    ----------  ----------  ----------  ----------  ----------    ----------
Less distributions--
 Dividends from net investment
   income                                    (0.39)        (0.82)      (1.17)      (0.93)      (1.00)      (0.44)        (0.86)
 Distributions from net realized
   capital gains                              0.00          0.00        0.00        0.00       (0.52)       0.00         (0.22)
                                        ----------    ----------  ----------  ----------  ----------  ----------    ----------
   Total distributions                       (0.39)        (0.82)      (1.17)      (0.93)      (1.52)      (0.44)        (1.08)
                                        ----------    ----------  ----------  ----------  ----------  ----------    ----------
Net asset value, end of period          $    11.54    $    10.33  $    10.39  $    11.53  $    11.70  $    12.30    $    12.83
                                        ==========    ==========  ==========  ==========  ==========  ==========    ==========
Total return (%)**                            15.6++         7.5         0.3         6.7         7.6        (0.9)++       12.7
Net assets, end of period (000)         $1,493,716    $1,172,286  $1,383,951  $1,670,825  $1,541,834  $1,455,312    $1,261,910
Ratio of net expenses to average
 net assets (%)***                            0.75+++       0.75        0.75        0.75        0.75        0.75+++       0.75
Ratio of gross expenses to average
 net assets (%)                               0.80+++       0.79        0.78        0.76        0.75        0.76+++       0.77
Ratio of net investment income
 (loss) to average net assets (%)             7.09+++       7.76        8.52        8.32        8.15        7.34+++       7.36
Portfolio turnover rate (%)                     19++          22          20          17          33          24++          41

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Institutional Class of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Bond Fund"). The assets and liabilities of the Predecessor Bond Fund were reorganized into the Fund on September 12, 2003.
   + As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Institutional Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Institutional Class decreased from 7.77% to 7.76% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
   ++Periods less than one year are not annualized.
  +++Annualized for periods less than one year.
    *For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
   **Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
  ***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
    #Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Bond Fund (Retail Class)" is replaced with the following text:

LOOMIS SAYLES BOND FUND (RETAIL CLASS)/1/

                                              For the Period
                                              Sept. 30, 2002                     Year Ended
                                                    to       ------------------------------------------------    Jan. 2** to
                                              Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,    Dec. 31,
                                               (unaudited)     2002+     2001      2000      1999      1998*        1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.33      $ 10.39   $ 11.52   $ 11.69   $ 12.29   $ 12.82      $ 12.38
                                                 -------      -------   -------   -------   -------   -------      -------
Income (loss) from investment operations--
 Net investment income (loss)                       0.38#        0.79#     0.91#     0.92      0.96      0.66         0.84#
 Net realized and unrealized gain (loss) on
   investments                                      1.20        (0.05)    (0.91)    (0.19)    (0.08)    (0.77)        0.65
                                                 -------      -------   -------   -------   -------   -------      -------
   Total from investment operations                 1.58         0.74      0.00      0.73      0.88     (0.11)        1.49
                                                 -------      -------   -------   -------   -------   -------      -------
Less distributions--
 Dividends from net investment income              (0.38)       (0.80)    (1.13)    (0.90)    (0.96)    (0.42)       (0.83)
 Distributions from net realized capital
   gains                                            0.00         0.00      0.00      0.00     (0.52)     0.00        (0.22)
                                                 -------      -------   -------   -------   -------   -------      -------
   Total distributions                             (0.38)       (0.80)    (1.13)    (0.90)    (1.48)    (0.42)       (1.05)
                                                 -------      -------   -------   -------   -------   -------      -------
Net asset value, end of period                   $ 11.53      $ 10.33   $ 10.39   $ 11.52   $ 11.69   $ 12.29      $ 12.82
                                                 =======      =======   =======   =======   =======   =======      =======
Total return (%)***                                 15.4++        7.3       0.1       6.5       7.3      (1.1)++      12.4++
Net assets, end of period (000)                  $87,567      $61,845   $77,035   $78,039   $55,490   $53,908      $33,240
Ratio of net expenses to average
 net assets (%)****                                 1.00+++      1.00      1.00      1.00      1.00      1.00+++      1.00+++
Ratio of gross expenses to average net
 assets (%)                                         1.11+++      1.14      1.13      1.08      1.04      1.06+++      1.20+++
Ratio of net investment income (loss) to
 average net assets (%)                             6.83+++      7.51      8.28      8.10      7.90      7.13+++      7.09+++
Portfolio turnover rate (%)                           19++         22        20        17        33        24++         41++

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Retail Class of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Bond Fund"). The assets and liabilities of the Predecessor Bond Fund were reorganized into the Fund on September 12, 2003.
 + As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Retail Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Retail Class decreased from 7.53% to 7.51% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 ++  Periods less than one year are not annualized.
 +++ Annualized for periods less than one year.
 * For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
 **  Commencement of operations on January 2, 1997.
 *** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
 ****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
 # Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Bond Fund (Admin Class)" is replaced with the following text:

LOOMIS SAYLES BOND FUND (ADMIN CLASS)/1/

                                                          For the Period
                                                          Sept, 30, 2002               Year Ended
                                                                to       --------------------------------------  Jan. 2* to
                                                          Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,
                                                           (unaudited)     2002+     2001      2000      1999       1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.32      $10.38    $11.52    $11.69    $12.28     $12.83
                                                              ------      ------    ------    ------    ------     ------
Income (loss) from investment operations--
 Net investment income (loss)                                   0.36#       0.76#     0.88#     0.86      0.92#      0.47
 Net realized and unrealized gain (loss) on investments         1.21       (0.05)    (0.92)    (0.16)    (0.06)     (0.62)
                                                              ------      ------    ------    ------    ------     ------
   Total from investment operations                             1.57        0.71     (0.04)     0.70      0.86      (0.15)
                                                              ------      ------    ------    ------    ------     ------
Less distributions--
 Dividends from net investment income                          (0.37)      (0.77)    (1.10)    (0.87)    (0.93)     (0.40)
 Distributions from net realized capital gains                  0.00        0.00      0.00      0.00     (0.52)      0.00
                                                              ------      ------    ------    ------    ------     ------
   Total distributions                                         (0.37)      (0.77)    (1.10)    (0.87)    (1.45)     (0.40)
                                                              ------      ------    ------    ------    ------     ------
Net asset value, end of period                                $11.52      $10.32    $10.38    $11.52    $11.69     $12.28
                                                              ======      ======    ======    ======    ======     ======
Total return (%)**                                              15.4++       7.0      (0.3)      6.2       7.1       (1.3)++
Net assets, end of period (000)                               $9,162      $6,383    $5,498    $3,736    $1,548     $  630
Ratio of net expenses to average net assets (%)***              1.25+++     1.25      1.25      1.25      1.25       1.25+++
Ratio of gross expenses to average net assets
 would have been (%)                                            1.48+++     1.68      1.71      1.98      2.38       6.32+++
Ratio of net investment income (loss) to average
 net assets (%)                                                 6.59+++     7.22      8.02      7.90      7.66       7.45+++
Portfolio turnover rate (%)                                       19++        22        20        17        33         24++

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Admin Class of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Bond Fund"). The assets and liabilities of the Predecessor Bond Fund were reorganized into the Fund on September 12, 2003.
    +As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Admin Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Admin Class decreased from 7.24% to 7.22% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
   ++Periods less than one year are not annualized.
  +++Annualized for periods less than one year.
    *Commencement of operations on January 2, 1998.
   **Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
  ***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
    #Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Global Bond Fund (Institutional Class)" is replaced with the following text:

LOOMIS SAYLES GLOBAL BOND FUND (INSTITUTIONAL CLASS)/1/

                                                    For the Period
                                                    Sept. 30, 2002                          Year Ended
                                                          to       -----------------------------------------------------------
                                                    Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                                     (unaudited)     2002+     2001      2000      1999      1998*       1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.68      $ 11.08   $ 10.93   $ 12.60   $ 11.93   $ 11.83    $ 12.35
                                                       -------      -------   -------   -------   -------   -------    -------
Income (loss) from investment operations--
 Net investment income (loss)                             0.33#        0.68#     0.72#     0.76#     0.79      0.53       0.71
 Net realized and unrealized gain (loss) on
   investments                                            1.25         0.92      0.07     (1.33)     0.87     (0.43)     (0.42)
                                                       -------      -------   -------   -------   -------   -------    -------
   Total from investment operations                       1.58         1.60      0.79     (0.57)     1.66      0.10       0.29
                                                       -------      -------   -------   -------   -------   -------    -------
Less distributions--
 Dividends from net investment income                    (0.62)        0.00     (0.60)    (0.67)    (0.70)     0.00      (0.81)
 Distributions from net realized capital gains            0.00         0.00     (0.04)    (0.43)    (0.29)     0.00       0.00
                                                       -------      -------   -------   -------   -------   -------    -------
   Total distributions                                   (0.62)        0.00     (0.64)    (1.10)    (0.99)     0.00      (0.81)
                                                       -------      -------   -------   -------   -------   -------    -------
Net asset value, end of period                         $ 13.64      $ 12.68   $ 11.08   $ 10.93   $ 12.60   $ 11.93    $ 11.83
                                                       =======      =======   =======   =======   =======   =======    =======
Total return (%)**                                        12.8++       14.4       7.7      (5.0)     14.2       0.9++      2.3
Net assets, end of period (000)                        $62,263      $44,810   $37,681   $37,035   $34,154   $29,860    $28,401
Ratio of net expenses to average net assets (%)***        0.90+++      0.90      0.90      0.90      0.90      0.90+++    0.90
Ratio of gross expenses to average net assets (%)         0.96+++      1.07      1.09      1.12      1.10      1.18+++    1.22
Ratio of net investment income (loss) to average
 net assets (%)                                           5.05+++      5.78      6.65      6.64      6.32      6.00+++    5.88
Portfolio turnover rate (%)                                 53++         65        58        17        42        28++       75

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Institutional Class of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Global Bond Fund"). The assets and liabilities of the Predecessor Global Bond Fund were reorganized into the Fund on September 12, 2003.
   +As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Institutional Class was a decrease to net investment income by $0.01 per share, an increase to net realized and unrealized gain (loss) on investments by $0.01 per share and a decrease to the ratio of net investment income to average net assets from 5.89% to 5.78% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
  ++Periods less than one year are not annualized.
 +++Annualized for periods less than one year.
   *For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
  **Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
 ***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
   #Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles Global Bond Fund (Retail Class)" is replaced with the following text:

LOOMIS SAYLES GLOBAL BOND FUND (RETAIL CLASS)/1/

                                                    For the Period
                                                    Sept. 30, 2002                     Year Ended
                                                          to       -----------------------------------------------    Jan. 2** to
                                                    Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                                     (unaudited)     2002+     2001      2000      1999      1998*       1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.62      $ 11.06   $ 10.91   $ 12.57   $11.91    $11.83      $12.35
                                                       -------      -------   -------   -------   ------    ------      ------
Income (loss) from investment operations--
 Net investment income (loss)                             0.31#        0.65#     0.69#     0.73#    0.76#     0.44        0.63#
 Net realized and unrealized gain (loss) on
   investments                                            1.24         0.91      0.07     (1.32)    0.86     (0.36)      (0.37)
                                                       -------      -------   -------   -------   ------    ------      ------
   Total from investment operations                       1.55         1.56      0.76     (0.59)    1.62      0.08        0.26
                                                       -------      -------   -------   -------   ------    ------      ------
Less distributions--
 Dividends from net investment income                    (0.61)        0.00     (0.57)    (0.64)   (0.67)     0.00       (0.78)
 Distributions from net realized capital gains            0.00         0.00     (0.04)    (0.43)   (0.29)     0.00        0.00
                                                       -------      -------   -------   -------   ------    ------      ------
   Total distributions                                   (0.61)        0.00     (0.61)    (1.07)   (0.96)     0.00       (0.78)
                                                       -------      -------   -------   -------   ------    ------      ------
Net asset value, end of period                         $ 13.56      $ 12.62   $ 11.06   $ 10.91   $12.57    $11.91      $11.83

                                                       =======      =======   =======   =======   ======    ======      ======
Total return (%)***                                       12.6++       14.1       7.4      (5.2)    13.8       0.7++       2.0++
Net assets, end of period (000)                        $27,567      $12,103   $10,375   $11,721   $7,106    $6,376      $4,694
Ratio of net expenses to average net assets
 (%)****                                                  1.15+++      1.15      1.15      1.15     1.15      1.15+++     1.15+++
Ratio of gross expenses to average net assets (%)         1.27+++      1.47      1.47      1.51     1.61      1.78+++     2.44+++
Ratio of net investment income (loss) to average
 net assets (%)                                           4.69+++      5.53      6.42      6.41     6.08      5.77+++     5.60+++
Portfolio turnover rate (%)                                 53++         65        58        17       42        28++        75++

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Retail Class of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Global Bond Fund"). The assets and liabilities of the Predecessor Global Bond Fund were reorganized into the Fund on September 12, 2003.
 + As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Retail Class was a decrease to net investment income by $0.01 per share, an increase to the net realized and unrealized gain
     (loss) on investments by $0.01 per share and a decrease to the ratio of net investment income to average net assets from 5.63% to 5.53% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 ++  Periods less than one year are not annualized.
 +++ Annualized for periods less than one year.
 * For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
 **  Commencement of operations on January 2, 1997.
 *** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
 ****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
 # Per share net investment income has been determined on the basis of the weighed average number of shares outstanding during the period.

Within the section entitled "FINANCIAL HIGHLIGHTS", the text under and including the heading "Loomis Sayles U.S. Government Securities Fund (Institutional Class)" is replaced with the following text:

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND (INSTITUTIONAL CLASS)/1/

                                                    For the Period
                                                    Sept. 30, 2002                          Year Ended
                                                          to       -----------------------------------------------------------
                                                    Mar. 31, 2003  Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                                     (unaudited)     2002+     2001      2000      1999      1998*       1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 11.94      $ 11.19   $ 10.62   $ 10.38   $ 11.41   $ 10.70    $ 10.08
                                                       -------      -------   -------   -------   -------   -------    -------
Income (loss) from investment operations--
 Net investment income (loss)                             0.25#        0.51#     0.62#     0.68      0.65      0.43       0.63
 Net realized and unrealized gain (loss) on
   investments                                           (0.02)        0.83      0.70      0.22     (1.03)     0.58       0.61
                                                       -------      -------   -------   -------   -------   -------    -------
   Total from investment operations                       0.23         1.34      1.32      0.90     (0.38)     1.01       1.24
                                                       -------      -------   -------   -------   -------   -------    -------
Less distributions--
 Dividends from net investment income                    (0.36)       (0.59)    (0.75)    (0.66)    (0.65)    (0.30)     (0.62)
 Distributions from net realized capital gains           (0.29)        0.00      0.00      0.00      0.00      0.00       0.00
                                                       -------      -------   -------   -------   -------   -------    -------
   Total distributions                                   (0.65)       (0.59)    (0.75)    (0.66)    (0.65)    (0.30)     (0.62)
                                                       -------      -------   -------   -------   -------   -------    -------
Net asset value, end of period                         $ 11.52      $ 11.94   $ 11.19   $ 10.62   $ 10.38   $ 11.41    $ 10.70
                                                       =======      =======   =======   =======   =======   =======    =======
Total return (%)**                                         2.1++       12.4      12.9       9.1      (3.5)      9.6++     12.7
Net assets, end of period (000)                        $11,136      $13,492   $15,018   $11,495   $16,141   $29,246    $17,668
Ratio of net expenses to average net assets (%)***        0.50+++      0.50      0.50      0.50      0.52      0.60+++    0.60
Ratio of gross expenses to average net assets (%)         1.19+++      1.16      1.25      1.24      1.03      0.97+++    1.23
Ratio of net investment income (loss) to average
 net assets (%)                                           4.29+++      4.58      5.63      6.17      5.75      5.61+++    6.29
Portfolio turnover rate (%)                                 13++        101       124        86        75        84++      156

/1/ The financial information for the periods through March 31, 2003 reflects the financial information for the Institutional Class of the Loomis Sayles U.S. Government Securities Fund, a series of Loomis Sayles Funds II (the "Predecessor U.S. Government Securities Fund). The assets and liabilities of the Predecessor U.S. Government Securities Fund were reorganized into the Fund on September 12, 2003.
    +As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Fund was a decrease to net investment income by $0.06 per share and an increase to net realized and unrealized gain (loss) on investments by $0.06 per share. The ratio of net investment income to average net assets for the Fund decreased from 5.12% to 4.58% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
   ++Periods less than one year are not annualized.
  +++Annualized for periods less than one year.
    *For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
   **Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
  ***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
    #Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Within the section entitled "MORE INFORMATION ABOUT THE FUNDS", the following changes are made:

  . The text following the fourth paragraph under this section is replaced in its entirety with the following text:

         Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles U.S. Government Securities Fund
         File No. 811-8282

         Loomis Sayles Investment Grade Bond Fund
         File No. 811-6241

         P.O. Box 219594
         Kansas City, MO 61421-9594
         800-633-3330
         www.loomissayles.com

ADDITIONAL INFORMATION:

Effective July 1, 2003, the Trusts' distributor changed to CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116. All references to Loomis Sayles Distributor, L.P. in the Prospectus are replaced with CDC IXIS Asset Management Distributors, L.P. CDC IXIS Asset Management Distributors, L.P. is affiliated with Loomis Sayles & Company, L.P., the investment adviser to the Trusts' series.

Effective July 1, 2003 the names of the Trusts changed as follows:

            Former Name                    New Name
            -----------                    --------
            Loomis Sayles Investment Trust Loomis Sayles Funds I
            Loomis Sayles Funds            Loomis Sayles Funds II

                                         LOOMIS SAYLES BENCHMARK CORE BOND FUND

                                                        LOOMIS SAYLES BOND FUND

                                                 LOOMIS SAYLES GLOBAL BOND FUND

                                       LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                  LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

[LOGO] Loomis Sayles Investment Trust

                                                  prospectus . february 1, 2003

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                     1
  General Information                                   1
  Loomis Sayles Benchmark Core Bond Fund                2
  Loomis Sayles Bond Fund                               5
  Loomis Sayles Global Bond Fund                        8
  Loomis Sayles Investment Grade Bond Fund             11
  Loomis Sayles U.S. Government Securities Fund        14
  Summary of Principal Risks                           16

EXPENSES OF THE FUNDS                                  20

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
 AND RISK CONSIDERATIONS                               22

MANAGEMENT                                             35
  Investment Adviser                                   35
  Portfolio Managers                                   35
  Distribution Plans and Administrative and Other Fees 36

GENERAL INFORMATION                                    38
  Pricing                                              38
  How to Purchase Shares                               38
  How to Redeem Shares                                 41
  How to Exchange Shares                               43
  Dividends and Distributions                          44
  Tax Consequences                                     44

FINANCIAL HIGHLIGHTS                                   45

APPENDIX A                                             58

                              LOOMIS SAYLES FUND
                               (less than)/TC
RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Loomis Sayles Fixed Income Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks, and performance. Each Fund's summary pages include a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after these summary pages.

More detailed descriptions of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

The Risk/Return Summary includes bar charts showing each Fund's annual returns and tables showing each Fund's average annual returns. The bar charts and tables provide an indication of the historical risk of an investment in each Fund by showing:
.. how the Fund's performance varied from year-to-year over the life of the
  Fund; and
.. how the Fund's average annual returns for one year, five years (if applicable), ten years (if applicable), and over the life of the Fund compared to those of a broad-based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES BENCHMARK CORE BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities (including government, corporate, mortgage-backed and asset-backed securities). The Fund may invest in fixed income securities of any maturity.

Loomis Sayles allocates the Fund's assets across various segments of the investment grade bond market in proportions that are generally similar to the weightings of such segments in the Lehman Aggregate Bond Index (the "Index"). Loomis Sayles seeks to create a portfolio that is generally similar to the Index with respect to such key investment attributes as duration, cash flows, industry sectors, credit quality and call protection. Within that context, Loomis Sayles selects securities that it believes are best positioned to outperform the relevant market segment. In making this determination Loomis Sayles will consider, among other things, the financial strength of a particular issuer, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments. The Fund's investments in a particular segment, asset class, or issuer may exceed or be less than those of the Index, and, accordingly, the Fund's performance will vary from that of the Index.

The Fund may invest up to 20% of its assets in foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The Fund also may invest in U.S. Government securities, mortgage-backed securities, asset-backed securities, real estate investment trusts, collateralized mortgage obligations, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class Shares/1/. Until May 1, 2002, the Fund's name was the Loomis Sayles Core Fixed Income Fund.
                [CHART]

 1997/2/   1998   1999   2000   2001   2002
--------- ------ ------ ------ ------ ------
  9.3%     8.3%  -2.2%   9.5%   8.5%   8.4%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 4.4% (first quarter, 2001), and the Fund's worst quarter was down 1.3% (second quarter, 1999).

/1/ The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/ The Fund was registered under the Investment Company Act of 1940 and commenced operations on April 24, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Aggregate Index, an index that tracks the performance of the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset backed securities and commercial mortgage-backed securities. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/2 /

--------------------------------------------------------------------------------------------
                                                                                    Since
                                                                                  Inception
                                                                   1 Year 5 Years (4/24/96)1
--------------------------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND
RETURN BEFORE TAXES
    Institutional Class                                             8.40%  6.42%    6.98%
    Retail Class                                                    8.14%  6.16%    6.70%
    Admin Class                                                     7.88%  5.89%    6.43%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/3/
   Return After Taxes on Distributions                              5.94%  3.66%    4.43%
   Return After Taxes on Distributions and Sales of Fund Shares     5.12%  3.75%    4.34%
LEHMAN BROTHERS AGGREGATE INDEX                                    10.25%  7.55%    8.03%

(Index returns reflect no deduction for fees, expenses or taxes)

For periods prior to the inception of the Retail and Admin Class Shares (April 30, 2002) performance shown for those classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect higher fees paid by Retail and Admin Class shares.

1 The Fund was registered under the Investment Company Act of 1940 and commenced operations on April 24, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997. Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.
/2 /The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/3 /After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

LOOMIS SAYLES BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 35% of its assets in lower rated fixed income securities ("junk bonds") and up to 20% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts, Rule 144A securities, repurchase



                                    [Graphic]
Loomis Sayles Fixed Income Funds
agreements, and convertible securities. The Fund may engage in options and futures transactions, foreign currency hedging transactions, and swap transactions.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1/
                                    [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
22.2%  -4.1%  32.0%   10.3%  12.7%  4.7%   4.5%   4.4%   2.7%   13.3%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 10.7% (second quarter, 1995), and the Fund's worst quarter was down 5.0% (third quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

-----------------------------------------------------------------------------------------------
                                                                                      Since
                                                                                    Inception
                                                           1 Year 5 Years 10 Years (5/16/91)/3/
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
RETURN BEFORE TAXES
   Institutional Class                                     13.34%  5.85%   9.83%     10.46%
   Retail Class                                            13.18%  5.59%   9.56%     10.19%
   Admin Class                                             12.89%  5.31%   9.01%      9.61%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
   Return After Taxes on Distributions                     10.17%  2.36%   6.21%      6.80%
   Return After Taxes on Distributions and Sale of Fund
   Shares                                                   8.07%  2.91%   6.18%      6.75%
LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX                    11.04%  7.62%   7.61%      8.21%/3/

(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998), performance shown for those classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares.

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/3/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES GLOBAL BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities worldwide, although it may invest up to 20% of its assets in lower rated fixed income securities ("junk bonds"). Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, and Loomis Sayles' expectations regarding general trends in interest rates.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements, and convertible securities. The Fund may engage in options and futures transactions, foreign currency hedging transactions, and swap transactions.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
.. currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);

.. credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

Because the Fund may invest in emerging markets and developing countries, the Fund's returns may be significantly more volatile and may differ substantially from returns in U.S. fixed income securities markets. Your investment in the Fund also faces the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1 /

                                    [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
------ ------ ------ ------ ------ ------ ------ ------ ------ -----
14.6%  -8.7%  23.9%  15.0%   2.3%   10.6%  3.8%  -0.3%   5.1%  20.4%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 9.7% (fourth quarter, 1998), and the Fund's worst quarter was down 6.3% (second quarter, 1994).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Salomon Brothers World Government Bond Index, a capitalization-weighted unmanaged index that tracks the performance of 14 government bond markets, and the Lehman Brothers Global Aggregate Index, an index that covers the most liquid portion of the global investment grade fixed-income bond market. These indexes are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund's performance to broad-based market indexes.

             AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002/1/

-----------------------------------------------------------------------------------------------
                                                                                      Since
                                                                                    Inception
                                                        1 Year    5 Years 10 Years (5/10/91)/3/
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND
RETURN BEFORE TAXES
   Institutional Class                                  20.40%     7.69%   8.25%       8.56%
   Retail Class                                         20.22%     7.42%   8.09%       8.43%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
   Return After Taxes on Distributions                  18.26%     5.57%   6.11%       6.34%
   Return After Taxes on Distributions and Sale of
    Fund Shares                                         12.51%     5.19%   5.70%       5.97%
SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX//          19.49%     5.82%   6.64%    7.47%/3/
LEHMAN BROTHERS GLOBAL AGGREGATE INDEX//                16.53%     5.66%   6.69%    7.43%/3/
(Index returns reflect no deduction of fees, expenses or taxes)

For periods before the inception of Retail Class Shares (December 31, 1996), performance shown for the Retail Class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class shares.

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/3/Since inception data for the index covers the period from the month-end prior to the Fund's inception date through December 31, 2002.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds") and up to 10% of its assets in preferred stocks. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts, Rule 144A securities, repurchase



                                    [Graphic]
Loomis Sayles Fixed Income Funds
agreements, and convertible securities. The Fund may engage in options and futures transactions, foreign currency hedging transactions, swap transactions, and securities lending.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

Interest rate risk generally is greater for funds, such as this Fund, that invest in fixed income securities with relatively long maturities than for funds that invest in fixed income securities with shorter maturities.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1 /

                 [CHART]

 1997   1998   1999   2000   2001   2002
------ ------ ------ ------ ------ ------
 14.5%  3.3%   3.9%   11.1%  5.9%   10.8%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 6.6% (second quarter, 1997), and the Fund's worst quarter was down 3.3% (third quarter, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Bond Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002/1/

-------------------------------------------------------------------------------------------
                                                                                   Since
                                                                                 Inception
                                                                  1 Year 5 Years (12/31/96)
-------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
RETURN BEFORE TAXES
   Institutional Class                                            10.84%  6.97%    8.19%
   Retail Class                                                   10.60%  6.71%    7.93%
   Admin Class                                                    10.36%  6.45%    7.66%
RETURN AFTER TAXES (INSTITUTIONAL CLASS ONLY)/2/
   Return After Taxes on Distributions                             8.33%  4.23%    5.33%
   Return After Taxes on Distributions and Sale of Fund Shares     6.56%  4.20%    5.16%
LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX                           11.04%  7.62%    7.97%

(Index returns reflect no deduction for fees, expenses or taxes)

For periods before the inception of Retail and Admin Class shares (January 31, 2002), performance for those Classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares, except that for the period from January 2, 1997 to December 18, 2000, during which time Retail Class shares were outstanding. Performance for Retail Class shares during this period reflects the actual performance of such shares.

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after tax returns are shown for the Institutional class of the Fund. After tax returns for other classes of the Fund will vary. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in U.S. Government securities and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities. The Fund may invest in fixed income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, Loomis Sayles' expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return on those investments.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
.. interest rate risk (the risk that the value of the Fund's investments will fall if interest rates rise);
.. market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally); and .. management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

In addition, the Fund's portfolio is not as diversified as some of the other Funds' portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund's net asset value.

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares./1 /

                               [CHART]

1993   1994   1995   1996  1997   1998  1999   2000   2001  2002
-----  -----  -----  ----  -----  ----  -----  -----  ----  -----
15.7%  -6.3%  23.0%  1.3%  12.7%  9.3%  -4.5%  17.7%  4.7%  14.2%

The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 8.34% (third quarter, 2002), and the Fund's worst quarter was down 5.20% (first quarter, 1994).

PERFORMANCE TABLE The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers U.S. Government Index, an index that tracks the performance of a broad range of fixed income securities issued by the U.S. Government and its agencies or instrumentalities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

             AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2002/1/

----------------------------------------------------------------------------------------
                                                                                Since
                                                                              Inception
                                                      1 Year 5 Years 10 Years (5/21/91)
----------------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
RETURN BEFORE TAXES
   Institutional Class                                14.21%  7.99%    8.39%    9.29%
RETURN AFTER TAXES/2/
   Return After Taxes on Distributions                11.22%  5.47%    5.47%    6.24%
   Return After Taxes on Distributions and Sale of
   Fund Shares                                         9.03%  5.18%    5.28%    6.03%
LEHMAN BROTHERS U.S. GOVERNMENT INDEX                 11.50%  7.77%    7.56%    8.12%/3/

(Index returns reflect no deduction for fees, expenses or taxes)

1The Fund's performance through December 31, 2002 benefited from Loomis Sayles' agreement to limit the Fund's expenses.
/2/After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.
/3/Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 2002.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. Each Fund could be subject to additional principal risks because the types of investments made by each Fund can change over time.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk affects each of the Funds. Increases in interest rates may cause the value of a Fund's investments to decline.

Even funds that generally invest a significant portion of their assets in high quality fixed income securities, such as the Loomis Sayles Benchmark Core Bond Fund, the Loomis Sayles Bond Fund, the Loomis Sayles Investment Grade Bond Fund, and the Loomis Sayles U.S. Government Securities Fund, are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower rated fixed income securities ("junk bonds") or comparable unrated securities.

Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities, such as the Loomis Sayles Investment Grade Bond Fund, than for funds that invest in fixed income securities with shorter maturities.

Interest rate risk is compounded for funds that invest a significant portion of their assets in mortgage-related or other asset-backed securities. Each Fund may invest in mortgage-related securities. Except for the Loomis Sayles U.S. Government Securities Fund, each Fund may invest in asset-backed securities. The value of mortgage-related securities and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.

The Funds also face increased interest rate risk when they invest in fixed income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed income securities paying non-cash interest in the form of other fixed income securities.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for funds that typically invest a significant portion of their assets in lower rated fixed income securities ("junk bonds"). Lower rated fixed income securities generally have speculative elements or are predominately speculative credit risks.

Funds that invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments.

Funds that invest a significant portion of their assets in foreign securities, such as the Loomis Sayles Global Bond Fund, also are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

MARKET RISK

This is the risk that the value of a Fund's investments will change as the markets for fixed income securities fluctuate and that prices overall may decline.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund that invests in foreign securities could lose its entire investment.

Each of the Funds, except the Loomis Sayles U.S. Government Securities Fund, is subject to foreign risk. Furthermore, when a Fund invests in securities from issuers located in countries with emerging securities markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Each of the Funds, except for the Loomis Sayles U.S. Government Securities Fund, is subject to currency risk because it may invest in securities denominated in, or receiving revenues in, foreign currencies.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks generally are compounded. Since each of the Funds, except for the Loomis Sayles U.S. Government Securities Fund, may create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money, each Fund faces this risk.

DERIVATIVES RISK

Each Fund, except for the Loomis Sayles U.S. Government Securities Fund, may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. Funds that use derivatives also face additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate risk or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

EXPENSES OF THE FUNDS

The following tables present the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds imposes a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                               TOTAL
                                                              ANNUAL      FEE
                                    DISTRIBUTION               FUND     WAIVER/
                         MANAGEMENT   (12B-1)      OTHER     OPERATING REIMBURSE-    NET
LOOMIS SAYLES FUND/CLASS    FEES        FEES      EXPENSES   EXPENSES    MENT*    EXPENSES*
-------------------------------------------------------------------------------------------
BENCHMARK CORE BOND FUND
  Institutional Class      0.30%       none          0.98%      1.28%     0.83%     0.45%
  Retail Class             0.30%       0.25%       213.91%    214.46%   213.76%     0.70%
  Admin Class              0.30%       0.25%       216.58%**  217.13%   216.18%     0.95%
-------------------------------------------------------------------------------------------
BOND FUND
  Institutional Class      0.60%       none          0.19%      0.79%     0.04%     0.75%
  Retail Class             0.60%       0.25%         0.29%      1.14%     0.14%     1.00%
  Admin Class              0.60%       0.25%         0.83%**    1.68%     0.43%     1.25%
-------------------------------------------------------------------------------------------
GLOBAL BOND FUND
  Institutional Class      0.60%       none          0.47%      1.07%     0.17%     0.90%
  Retail Class             0.60%       0.25%         0.62%      1.47%     0.32%     1.15%
-------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND
FUND
  Institutional Class      0.40%       none          0.73%      1.13%     0.58%     0.55%
  Retail Class             0.40%       0.25%       190.94%    191.59%   190.79%     0.80%
  Admin Class              0.40%       0.25%       191.56%**  192.21%   191.16%     1.05%
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT
SECURITIES FUND
  Institutional Class      0.30%       none          0.86%      1.16%     0.66%     0.50%
-------------------------------------------------------------------------------------------

 * Reflects Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2004.
 ** Other expenses include an administrative fee of up to 0.25% for Admin Class shares.

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.


FUND/CLASS                               1 YEAR* 3 YEARS* 5 YEARS* 10 YEARS*
----------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND
  Institutional Class                     $ 46     $324     $622    $1,472
  Retail Class                            $ 72        **       **        **
  Admin Class                             $ 97        **       **        **
----------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
  Institutional Class                     $ 77     $248     $435    $  974
  Retail Class                            $102     $348     $614    $1,374
  Admin Class                             $127     $488     $872    $1,951
----------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND
  Institutional Class                     $ 92     $323     $574    $1,290
  Retail Class                            $117     $433     $772    $1,730
----------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
  Institutional Class                     $ 56     $302     $566    $1,323
  Retail Class                            $ 82        **       **        **
  Admin Class                             $107        **       **        **
----------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES
FUND
  Institutional Class                     $ 51     $303     $575    $1,350
----------------------------------------------------------------------------

 * Expenses shown for each Class include the fee waiver/reimbursement for the first year of each period.
 ** Based on the annual average net assets as of September 30, 2002, without the expense reimbursement the expenses of the class would exceed the initial investment in year two. As a result, a shareholder would incur expenses over the three, five and ten year periods totaling $10,952 and $10,926 for the Loomis Sayles Benchmark Core Bond Fund Retail and Admin Class, respectively, and $10,941 and $10,915 for the Loomis Sayles Investment Grade Bond Fund Retail and Admin Class, respectively.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except for the investment objectives of the Loomis Sayles Investment Grade Bond Fund and the Loomis Sayles Benchmark Core Bond Fund, and any investment policies that are identified as "fundamental," the investment objectives, policies and strategies of each Fund may be changed without a vote of its shareholders.

Except where specifically noted elsewhere in this Prospectus, each of the Funds may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), a Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief granted by the SEC, a Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each of the Funds may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  INVESTMENT GRADE FIXED INCOME SECURITIES To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

  LOWER RATED FIXED INCOME SECURITIES A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time a Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

  Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. A Fund's achievement of its investment objective may be more dependent on Loomis Sayles' own credit analysis than is the case with Funds that invest in higher quality fixed income securities, such as the Loomis Sayles Investment Grade Bond Fund. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to



                                    [Graphic]
Loomis Sayles Fixed Income Funds
  invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services' descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be not assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund that invests in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, such as GNMA certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

A when-issued security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the



                                    [Graphic]
Loomis Sayles Fixed Income Funds
securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities. A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Funds' trustees, that a particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States (other than obligations of supranational entities) are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international



                                    [Graphic]
Loomis Sayles Fixed Income Funds
aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and the Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of a supranational entity are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions may allow a Fund to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

SWAP TRANSACTIONS

A Fund may enter into swap transactions on one or more particular securities, indices, currencies, or interest rates to gain market exposure at reduced transaction costs, to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, and/or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A swap transaction involves an agreement (typically with a bank or a brokerage firm as counter-party) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counter party enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Funds may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the



                                    [Graphic]
Loomis Sayles Fixed Income Funds
cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees of Loomis Sayles Funds (in the case of Loomis Sayles Benchmark Core Bond Fund, the Board of Trustees of Loomis Sayles Investment Trust) oversees the Funds and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:


Fund                                          Management Fee
------------------------------------------------------------
Loomis Sayles Benchmark Core Bond Fund            0.30%
------------------------------------------------------------
Loomis Sayles Bond Fund                           0.60%
------------------------------------------------------------
Loomis Sayles Global Bond Fund                    0.60%
------------------------------------------------------------
Loomis Sayles Investment Grade Bond Fund          0.40%
------------------------------------------------------------
Loomis Sayles U.S. Government Securities Fund     0.30%
------------------------------------------------------------

Certain expenses incurred by each Fund would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2004.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except as noted, each of these portfolio managers has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES BENCHMARK CORE BOND FUND Kurt L. Wagner and Michael F. Harris, Vice Presidents of Loomis Sayles and Loomis Sayles Investment Trust, have served as co-portfolio managers of the Fund since May 2002 and January 2003, respectively.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES BOND FUND Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as portfolio manager of the Fund since its inception in 1991. Kathleen C. Gaffney, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as co-portfolio manager of the Fund since October 1997.

LOOMIS SAYLES GLOBAL BOND FUND Kenneth M. Buntrock and David W. Rolley, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as co-portfolio managers of the Fund since September 2000.

LOOMIS SAYLES HIGH INCOME FUND Daniel J. Fuss and Kathleen C. Gaffney have served as co-portfolio managers of the Fund since its inception in 1996.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND Daniel J. Fuss has served as portfolio manager or co-portfolio manager of the Fund since its inception in 1996. Steven Kaseta, Vice President of Loomis Sayles Funds and Loomis Sayles, has served as co-portfolio manager of the Fund since February 2002.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND Clifton Rowe and John Hyll, Vice Presidents of Loomis Sayles Funds and Loomis Sayles, have served as co-portfolio managers of the Fund since January 2003.

DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES

For the Retail and Admin Classes of the Funds, the Funds have adopted distribution plans under Rule 12b-1 of the Investment Company Act of 1940 that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of a Fund's average daily net assets attributable to the shares of a particular Class. Because these 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Admin Class shares of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund and the Loomis Sayles Investment Grade Bond Fund are offered exclusively through intermediaries, who will be the record owner of the shares. Admin Class shares of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund and the Loomis Sayles Investment Grade Bond Fund may pay an administrative fee at an annual rate of up to .25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who are shareholders of the Funds.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV"). The NAV per share of each Class equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund in several ways:

 . BY MAIL You can mail a completed application form, which is available by calling Loomis Sayles Funds at 800-626-9390, for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company for the amount of your purchase to:

       Loomis Sayles Funds
       P.O. Box 8314
       Boston, MA 02266-8314

 . THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for his or her services.

 . THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your financial adviser or by calling Loomis Sayles Funds at 800-626-9390.

 . THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) cash, (2) exchanging shares of the same Class of any other Fund, provided the value of the shares exchanged meets the investment minimum of the Fund, (3) exchanging securities acceptable to Loomis Sayles Funds, or (4) a combination of such methods. The exchange of securities for shares of the Fund is subject to various restrictions, as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company (including checks made payable to you) or starter checks. In addition, the Funds will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until it has cleared or has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above address. Please include either the account identification slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

You also may wire subsequent investments to the Funds by using the following wire instructions:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA No. 011000028
  DDA 9904-622-9
  (Your account number)
  Attn: Custody and Shareholder Services
  (Name of Fund)

Your bank may charge a fee for transmitting funds by wire.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

In order to avoid dividend dilution, it is expected that Loomis Sayles will reject purchase orders for shares of the Loomis Sayles Investment Grade Bond Fund in excess of $5 million on each of the five Fund business days preceding the ex-dividend date of each month. A Fund business day is any day on which the NYSE is open for business.

Each Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with a Fund, Loomis Sayles has retirement plan forms available. The minimum initial investment for each Fund generally is $250,000 for Institutional Class shares (except for the Loomis Sayles Bond Fund), and $2,500 for Retail Class shares. Because Admin Class shares are purchased exclusively through intermediaries there is no minimum. The minimum initial investment for Institutional Class shares of the Loomis Sayles Bond Fund is $25,000. Each subsequent investment must be at least $50.

Loomis Sayles Funds may waive these minimums in its sole discretion.

In our continuing effort to reduce your Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statement and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 8314, Boston, MA 02266-8314, and we will resume separate mailings within 30 days.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the NYSE is open, either through your financial adviser or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or by periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received in good order. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Funds reserve the right to redeem shares in kind.

REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

REDEMPTIONS DIRECTLY FROM THE FUNDS Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day's NAV.

You may make redemptions directly from each Fund either by mail or by telephone.

 . BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

       Loomis Sayles Funds
       PO Box 8314
       Boston, MA 02266-8314

   If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

 . BY TELEPHONE You may redeem shares by calling Loomis Sayles Funds at 800-626-9390. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

   Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee (currently $5) will be deducted from the proceeds of each wire.

   A telephone redemption request must be received by Loomis Sayles Funds prior to the close of regular trading on the New York Stock Exchange. If you telephone a redemption request after the Exchange closes or on a day when the Exchange is not open for business, Loomis Sayles Funds cannot accept the request, and you must make a new redemption request during regular trading on the Exchange.

   The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Loomis Sayles Funds or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

   The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

 . SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-626-9390 for more information or to set up a systematic withdrawal plan.

SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:

.. If you are redeeming shares worth more than $50,000.
.. If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.
.. If the account registration has changed within the past 30 days.
.. If you are instructing us to wire the proceeds to a bank account not designated on the application.

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles in certain cases.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange shares of a Fund for shares of the same Class of any Fund in the Loomis Sayles Funds series that offers that Class of shares, for shares of the same Class of Loomis Sayles Benchmark Core Bond Fund, a series of Loomis Sayles Investment Trust, or for shares of certain money market funds advised by CDC IXIS Asset Management Advisers, L.P., an affiliate of Loomis Sayles.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Please call 800-633-3330 (option 3) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

Since excessive exchange activity may interfere with portfolio management and may have an adverse effect on other shareholders of a Fund, the exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market. The Funds reserve the right to terminate or limit your exchange privilege if you make more than four exchanges in a calendar year. The Funds may terminate the exchange privilege upon 60 days' notice to shareholders.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.




                                    [Graphic]
Loomis Sayles Fixed Income Funds

DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The table below provides further information on each Fund's dividend policy.


FUND                                                     DIVIDEND POLICY
------------------------------------------------------------------------------------
Loomis Sayles Bond Fund                       Generally, declares and pays dividends
Loomis Sayles U.S. Government Securities Fund               quarterly
------------------------------------------------------------------------------------
Loomis Sayles Global Bond Fund                Generally, declares and pays dividends
Loomis Sayles Benchmark Core Bond Fund                       annually
------------------------------------------------------------------------------------
Loomis Sayles Investment Grade Bond Fund      Generally, declares and pays dividends
                                                             monthly
------------------------------------------------------------------------------------

Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. The Funds typically will make capital gain distributions annually, but the Funds may make more frequent capital gain distributions.

You may choose to:

.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of the distributions or have the distributions transferred through Automated Clearing House
  ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

The following discussion addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences. You should consult your tax adviser for more information on how an investment in a Fund will affect your own tax situation. Distributions of investment income from each of the Funds are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of net short-term capital gains, which result from the sale of securities that a Fund had held for one year or less, less any net long-term capital losses, are taxable as ordinary income. Properly designated distributions of net long-term capital gains, which result from the sale of securities that a Fund has held for more than one year, less any net short-term capital losses, are taxable as long-term capital gains (generally, taxable at a maximum rate of 20%). Distributions from the Loomis Sayles U.S. Government Securities Fund typically are expected to be taxable as ordinary income.

Distributions of income and capital gains are taxable whether you received them in cash or reinvested them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above.

A Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's yield on those securities. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investment in foreign securities may increase or accelerate a Fund's recognition of income and may affect the timing or amount of a Fund's distributions.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

In addition to income tax on a Fund's distributions, any gain that results if your shares are sold or redeemed generally is subject to income tax. An exchange of Fund shares for shares of another Fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 800-626-9390.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES BENCHMARK CORE BOND FUND (INSTITUTIONAL CLASS)

                                                     Year Ended
                           --------------------------------------------------------------
                           Sept. 30,  Sept. 30,  Sept. 30,  Sept. 30, Sept. 30,   Dec. 31,
                             2002+      2001       2000       1999      1998*       1997
------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $ 10.80    $ 10.51    $ 10.55    $ 11.49   $ 10.66    $ 10.14
                            -------    -------    -------    -------   -------    -------
Income from investment
 operations--
 Net investment income         0.60##     0.71##     0.69##     0.61      0.50       0.39
 Net realized and
   unrealized gain
   (loss) on investments       0.09       0.47      (0.12)     (0.76)     0.33       0.55
                            -------    -------    -------    -------   -------    -------
   Total from investment
    operations                 0.69       1.18       0.57      (0.15)     0.83       0.94
                            -------    -------    -------    -------   -------    -------
Less distributions--
 Dividends from net
   investment income          (0.90)     (0.89)     (0.61)     (0.64)     0.00      (0.39)
 Distributions from net
   realized capital gains      0.00       0.00       0.00      (0.15)     0.00#     (0.03)
                            -------    -------    -------    -------   -------    -------
   Total distributions        (0.90)     (0.89)     (0.61)     (0.79)     0.00      (0.42)
                            -------    -------    -------    -------   -------    -------
Net asset value, end of
 period                     $ 10.59    $ 10.80    $ 10.51    $ 10.55   $ 11.49    $ 10.66
                            =======    =======    =======    =======   =======    =======
Total return (%)**              6.9       11.9        5.8       (1.4)      7.8++      9.2
Net assets, end of
 period (000)               $17,594    $16,476    $16,107    $22,584   $19,341    $16,110
Ratio of net expenses to
 average net assets
 (%)***                        0.45       0.47       0.53       0.65      0.65+++    0.65
Ratio of gross expenses
 to average net assets
 (%)                           1.28       1.08       0.90       1.15      1.27+++    1.80
Ratio of net investment
 income to average net
 assets (%)                    5.77       6.78       6.74       6.14      6.08+++    6.34
Portfolio turnover
 rate (%)                        94         85         69         29        45++       59

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the period ended September 30, 2002, the effect of this change to the Institutional Class was a decrease to net investment income by $0.03 per share, an increase to net realized and unrealized gain (loss) on investments by $0.03 per share and a decrease to the ratio of net investment income to average net assets from 6.10% to 5.77% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++  Periods less than one year are not annualized.
+++ Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
#   Amount is less than $0.01 per share.
## Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES BENCHMARK CORE BOND FUND (RETAIL CLASS)

                                                          FOR THE PERIOD ENDED
                                                          SEPTEMBER 30, 2002+*
                                                          --------------------
Net asset value, beginning of period                             $10.04
                                                                 ------
Income from investment operations--
  Net investment income                                            0.20#
  Net realized and unrealized gain (loss) on investments           0.34
                                                                 ------
   Total from investment operations                                0.54
                                                                 ------
Net asset value, end of period                                   $10.58
                                                                 ======
Total return (%)**                                                  5.4++
Net assets, end of period (000)                                     $13
Ratio of net expenses to average net assets (%)***                 0.70+++
Ratio of gross expenses to average net assets (%)                214.46+++
Ratio of net investment income to average net assets (%)           4.60+++
Portfolio turnover rate (%)                                          94++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the period ended September 30, 2002, the effect of this change to the Retail Class was a decrease to net investment income by $0.03 per share, an increase to net realized and unrealized gain (loss) on investments by $0.03 per share and a decrease to the ratio of net investment income to average net assets from 5.39% to 4.60% on an annualized basis.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
*  Commencement of operations on May 1, 2002 through September 30, 2002.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES BENCHMARK CORE BOND FUND (ADMIN CLASS)

                           FOR THE PERIOD ENDED
                           SEPTEMBER 30, 2002+*
                           --------------------
-----------------------------------------------
Net asset value,
 beginning of period             $ 10.04
                                 -------
Income from investment
 operations--
 Net investment income              0.19#
 Net realized and
   unrealized gain
   (loss) on investments            0.34
                                 -------
   Total from investment
    operations                      0.53
                                 -------
Net asset value, end of
 period                          $ 10.57
                                 =======
Total return (%)**                   5.3++
Net assets, end of
 period (000)                         11
Ratio of net expenses to
 average net assets
 (%)***                             0.95+++
Ratio of gross expenses
 to average net assets
 (%)                              217.13+++
Ratio of net investment
 income to average net
 assets (%)                         4.33+++
Portfolio turnover
 rate (%)                             94++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the period ended September 30, 2002, the effect of this change to the Admin Class was a decrease to net investment income by $0.03 per share, an increase to net realized and unrealized gain (loss) on investments by $0.03 per share and a decrease to the ratio of net investment income to average net assets from 5.11% to 4.33% on an annualized basis.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
*  Commencement of operations on May 1, 2002 through September 30, 2002.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
# Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

LOOMIS SAYLES BOND FUND (INSTITUTIONAL CLASS)

                                                          Year Ended
                           ------------------------------------------------------------------------
                            Sept. 30,   Sept. 30,   Sept. 30,   Sept. 30,    Sept. 30,    Dec. 31,
                              2002+       2001        2000        1999         1998*        1997
----------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    10.39  $    11.53  $    11.70  $    12.30  $    12.83    $    12.38

                           ----------  ----------  ----------  ----------  ----------    ----------
Income from investment
 operations--
  Net investment income          0.82#       0.94#       0.96        0.98        0.69          0.86
  Net realized and
   unrealized gain
   (loss) on
   investments                  (0.06)      (0.91)      (0.20)      (0.06)      (0.78)         0.67
                           ----------  ----------  ----------  ----------  ----------    ----------
   Total from
    investment
    operations                   0.76        0.03        0.76        0.92       (0.09)         1.53
                           ----------  ----------  ----------  ----------  ----------    ----------
Less distributions--
  Dividends from net
   investment income            (0.82)      (1.17)      (0.93)      (1.00)      (0.44)        (0.86)
  Distributions from net
   realized capital gains        0.00        0.00        0.00       (0.52)       0.00         (0.22)
                           ----------  ----------  ----------  ----------  ----------    ----------
   Total distributions          (0.82)      (1.17)      (0.93)      (1.52)      (0.44)        (1.08)
                           ----------  ----------  ----------  ----------  ----------    ----------
Net asset value, end of
 period                    $    10.33  $    10.39  $    11.53  $    11.70  $    12.30    $    12.83
                           ==========  ==========  ==========  ==========  ==========    ==========
Total return (%)**                7.5         0.3         6.7         7.6        (0.9)++       12.7
Net assets, end of
 period (000)              $1,172,286  $1,383,951  $1,670,825  $1,541,834  $1,455,312    $1,261,910
Ratio of net expenses to
 average net
 assets (%)***                   0.75        0.75        0.75        0.75        0.75+++       0.75
Ratio of gross expenses
 to average net
 assets (%)                      0.79        0.78        0.76        0.75        0.76+++       0.77
Ratio of net investment
 income to average net
 assets (%)                      7.76        8.52        8.32        8.15        7.34+++       7.36
Portfolio turnover
 rate (%)                          22          20          17          33          24++          41

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Institutional Class per share net investment income and net realized and unrealized gain
   (loss) was less than $.01. The ratio of net investment income to average net assets for the Institutional Class decreased from 7.77% to 7.76% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES BOND FUND (RETAIL CLASS)

                                                       Year Ended
                                   ------------------------------------------------    Jan. 2** to
                                   Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,    Dec. 31,
                                     2002+     2001      2000      1999      1998*        1997
---------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $ 10.39   $ 11.52   $ 11.69   $ 12.29   $ 12.82      $ 12.38
                                    -------   -------   -------   -------   -------      -------
Income from investment
 operations--
  Net investment income                0.79#     0.91#     0.92      0.96      0.66         0.84#
  Net realized and unrealized
   gain (loss) on investments         (0.05)    (0.91)    (0.19)    (0.08)    (0.77)        0.65
                                    -------   -------   -------   -------   -------      -------
   Total from investment
    operations                         0.74      0.00      0.73      0.88     (0.11)        1.49
                                    -------   -------   -------   -------   -------      -------
Less distributions--
  Dividends from net
   investment income                  (0.80)    (1.13)    (0.90)    (0.96)    (0.42)       (0.83)
  Distributions from net realized
   capital gains                       0.00      0.00      0.00     (0.52)     0.00        (0.22)
                                    -------   -------   -------   -------   -------      -------
   Total distributions                (0.80)    (1.13)    (0.90)    (1.48)    (0.42)       (1.05)
                                    -------   -------   -------   -------   -------      -------
Net asset value, end of period      $ 10.33   $ 10.39   $ 11.52   $ 11.69   $ 12.29      $ 12.82
                                    =======   =======   =======   =======   =======      =======
Total return (%)***                     7.3       0.1       6.5       7.3      (1.1)++      12.4++
Net assets, end of period (000)     $61,845   $77,035   $78,039   $55,490   $53,908      $33,240
Ratio of net expenses to average
 net assets (%)****                    1.00      1.00      1.00      1.00      1.00+++      1.00+++
Ratio of gross expenses to average
 net assets (%)                        1.14      1.13      1.08      1.04      1.06+++      1.20+++
Ratio of net investment income
 to average net assets (%)             7.51      8.28      8.10      7.90      7.13+++      7.09+++
Portfolio turnover rate (%)              22        20        17        33        24++         41++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Retail Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Retail Class decreased from 7.53% to 7.51% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++  Periods less than one year are not annualized.
+++ Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**  Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES BOND FUND (ADMIN CLASS)

                                                     Year Ended
                                       --------------------------------------  Jan. 2* to
                                       Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,
                                         2002+     2001      2000      1999       1998
-------------------------------------------------------------------------------
Net asset value, beginning of period    $10.38    $11.52    $11.69    $12.28     $12.83
                                        ------    ------    ------    ------     ------
Income from investment operations--
  Net investment income                   0.76#     0.88#     0.86      0.92#      0.47
  Net realized and unrealized gain
   (loss) on investments                 (0.05)    (0.92)    (0.16)    (0.06)     (0.62)
                                        ------    ------    ------    ------     ------
   Total from investment operations       0.71     (0.04)     0.70      0.86      (0.15)
                                        ------    ------    ------    ------     ------
Less distributions--
  Dividends from net investment
   income                                (0.77)    (1.10)    (0.87)    (0.93)     (0.40)
  Distributions from net realized
   capital gains                          0.00      0.00      0.00     (0.52)      0.00
                                        ------    ------    ------    ------     ------
   Total distributions                   (0.77)    (1.10)    (0.87)    (1.45)     (0.40)
                                        ------    ------    ------    ------     ------
Net asset value, end of period          $10.32    $10.38    $11.52    $11.69     $12.28
                                        ======    ======    ======    ======     ======
Total return (%)**                         7.0      (0.3)      6.2       7.1       (1.3)++
Net assets, end of period (000)         $6,383    $5,498    $3,736    $1,548     $  630
Ratio of net expenses to average net
 assets (%)***                            1.25      1.25      1.25      1.25       1.25+++
Ratio of gross expenses to average net
 assets would have been (%)               1.68      1.71      1.98      2.38       6.32+++
Ratio of net investment income to
 average net assets (%)                   7.22      8.02      7.90      7.66       7.45+++
Portfolio turnover rate (%)                 22        20        17        33         24++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the impact to the Admin Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Admin Class decreased from 7.24% to 7.22% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
*  Commencement of operations on January 2, 1998.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES GLOBAL BOND FUND (INSTITUTIONAL CLASS)

                                                          Year Ended
                                 -----------------------------------------------------------
                                 Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                   2002+     2001      2000      1999      1998*       1997
---------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $ 11.08   $ 10.93   $ 12.60   $ 11.93   $ 11.83    $ 12.35
                                  -------   -------   -------   -------   -------    -------
Income from investment
 operations--
  Net investment income              0.68#     0.72#     0.76#     0.79      0.53       0.71
  Net realized and unrealized
   gain (loss) on investments        0.92      0.07     (1.33)     0.87     (0.43)     (0.42)
                                  -------   -------   -------   -------   -------    -------
   Total from investment
    operations                       1.60      0.79     (0.57)     1.66      0.10       0.29
                                  -------   -------   -------   -------   -------    -------
Less distributions--
  Dividends from net
   investment income                 0.00     (0.60)    (0.67)    (0.70)     0.00      (0.81)
  Distributions from net
   realized capital gains            0.00     (0.04)    (0.43)    (0.29)     0.00       0.00
                                  -------   -------   -------   -------   -------    -------
   Total distributions               0.00     (0.64)    (1.10)    (0.99)     0.00      (0.81)
                                  -------   -------   -------   -------   -------    -------
Net asset value, end of period    $ 12.68   $ 11.08   $ 10.93   $ 12.60   $ 11.93    $ 11.83
                                  =======   =======   =======   =======   =======    =======
Total return (%)**                   14.4       7.7      (5.0)     14.2       0.9++      2.3
Net assets, end of period (000)   $44,810   $37,681   $37,035   $34,154   $29,860    $28,401
Ratio of net expenses to average
 net assets (%)***                   0.90      0.90      0.90      0.90      0.90+++    0.90
Ratio of gross expenses to
 average net assets (%)              1.07      1.09      1.12      1.10      1.18+++    1.22
Ratio of net investment income
 to average net asset (%)            5.78      6.65      6.64      6.32      6.00+++    5.88
Portfolio turnover rate (%)            65        58        17        42        28++       75

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Institutional Class was a decrease to net investment income by $0.01 per share, an increase to net realized and unrealized gain (loss) on investments by $0.01 per share and a decrease to the ratio of net investment income to average net assets from 5.89% to 5.78% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES GLOBAL BOND FUND (RETAIL CLASS)

                                                         Year Ended
                                     -----------------------------------------------    Jan. 2** to
                                     Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                       2002+     2001      2000      1999      1998*       1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period  $ 11.06   $ 10.91   $ 12.57   $11.91    $11.83      $12.35
                                      -------   -------   -------   ------    ------      ------
Income from
 investment operations--
  Net investment income                  0.65#     0.69#     0.73#    0.76#     0.44        0.63#
  Net realized and unrealized gain
   (loss) on investments                 0.91      0.07     (1.32)    0.86     (0.36)      (0.37)
                                      -------   -------   -------   ------    ------      ------
   Total from investment
    operations                           1.56      0.76     (0.59)    1.62      0.08        0.26
                                      -------   -------   -------   ------    ------      ------
Less distributions--
  Dividends from net investment
   income                                0.00     (0.57)    (0.64)   (0.67)     0.00       (0.78)
  Distributions from net realized
   capital gains                         0.00     (0.04)    (0.43)   (0.29)     0.00        0.00
                                      -------   -------   -------   ------    ------      ------
   Total distributions                   0.00     (0.61)    (1.07)   (0.96)     0.00       (0.78)
                                      -------   -------   -------   ------    ------      ------
Net asset value, end of period        $ 12.62   $ 11.06   $ 10.91   $12.57    $11.91      $11.83

                                      =======   =======   =======   ======    ======      ======
Total return (%)***                      14.1       7.4      (5.2)    13.8       0.7++       2.0++
Net assets, end of period (000)       $12,103   $10,375   $11,721   $7,106    $6,376      $4,694
Ratio of net expenses to average net
 assets (%)****                          1.15      1.15      1.15     1.15      1.15+++     1.15+++
Ratio of gross expenses to average
 net assets (%)                          1.47      1.47      1.51     1.61      1.78+++     2.44+++
Ratio of net investment income to
 average net assets (%)                  5.53      6.42      6.41     6.08      5.77+++     5.60+++
Portfolio turnover rate (%)                65        58        17       42        28++        75++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Retail Class was a decrease to net investment income by $0.01 per share, an increase to the net realized and unrealized gain
    (loss) on investments by $0.01 per share and a decrease to the ratio of net investment income to average net assets from 5.63% to 5.53% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++  Periods less than one year are not annualized.
+++ Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**  Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighed average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (INSTITUTIONAL CLASS)

                                                     Fiscal Year Ended
                                     -----------------------------------------------    Jan. 2** to
                                     Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                       2002+     2001      2000      1999      1998*       1997
----------------------------------------------------------------------------------------
Net asset value, beginning of period  $10.09    $ 9.92    $ 9.96    $10.28    $10.59      $10.00
                                      ------    ------    ------    ------    ------      ------
Income from investment
 operations--
  Net investment income                 0.62#     0.65#     0.73#     0.76      0.52        0.65
  Net realized and unrealized gain
   (loss) on investments                0.09      0.18     (0.05)    (0.12)    (0.50)       0.77
                                      ------    ------    ------    ------    ------      ------
   Total from investment
    operations                          0.71      0.83      0.68      0.64      0.02        1.42
                                      ------    ------    ------    ------    ------      ------
Less distributions--
  Dividends from net investment
   income                              (0.55)    (0.66)    (0.72)    (0.70)    (0.33)      (0.71)
  Distributions from net realized
   capital gains                       (0.02)     0.00      0.00     (0.26)     0.00       (0.12)
                                      ------    ------    ------    ------    ------      ------
   Total distributions                 (0.57)    (0.66)    (0.72)    (0.96)    (0.33)      (0.83)
                                      ------    ------    ------    ------    ------      ------
Net asset value, end of period        $10.23    $10.09    $ 9.92    $ 9.96    $10.28      $10.59

                                      ======    ======    ======    ======    ======      ======
Total return (%)***                      7.2       8.6       7.2       6.5       0.0++      14.5++
Net assets, end of period (000)       $7,874    $8,549    $2,905    $2,427    $2,778      $2,445
Ratio of net expenses to average net
 assets (%)****                         0.55      0.55      0.55      0.55      0.55+++     0.55+++
Ratio of gross expenses to average
 net assets (%)                         1.13      1.36      3.23      2.87      4.19+++     7.59+++
Ratio of net investment income to
 average net assets (%)                 6.08      6.43      7.35      6.83      6.68+++     6.74+++
Portfolio turnover rate (%)               39        15        23        42        48++       112++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002 the effect to the Institutional Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Institutional Class decreased from 6.10% to 6.08% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++   Periods less than one year are not annualized.
+++  Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
**  Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
****The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (RETAIL CLASS)1

                                                                         Year Ended
                                                               ---------------------------
                                For the Period  For the Period
                                 Jan. 31, 2002   Oct. 1, 2000                                 Jan. 2** to
                                      to              to       Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                Sept. 30, 2002+ Dec. 18, 2000    2000      1999      1998*       1997
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $ 10.18         $ 9.91      $ 9.95    $10.27    $10.59      $10.00
                                    -------         ------      ------    ------    ------      ------
Income from investment
 operations--
  Net investment income                0.39#          0.13#       0.71#     0.64      0.48        0.62#
  Net realized and unrealized
   gain (loss) on investments          0.04           0.24       (0.05)    (0.03)    (0.49)       0.78
                                    -------         ------      ------    ------    ------      ------
   Total from investment
    operations                         0.43           0.37        0.66      0.61     (0.01)       1.40
                                    -------         ------      ------    ------    ------      ------
Less distributions--
  Dividends from net
   investment income                  (0.38)         (0.14)      (0.70)    (0.67)    (0.31)      (0.69)
  Distributions from net
   realized capital gains              0.00           0.00        0.00     (0.26)     0.00       (0.12)
                                    -------         ------      ------    ------    ------      ------
   Total distributions                (0.38)         (0.14)      (0.70)    (0.93)    (0.31)      (0.81)
                                    -------         ------      ------    ------    ------      ------
Net asset value, end of period      $ 10.23         $10.14      $ 9.91    $ 9.95    $10.27      $10.59
                                    =======         ======      ======    ======    ======      ======
Total return (%)***                     4.3            3.8++       6.9       6.2      (0.2)++     14.3++
Net assets, end of period (000)     $    11         $2,426      $2,250    $2,561    $1,743      $  862
Ratio of net expenses to
 average net assets (%)****            0.80           0.80+++     0.80      0.80      0.80+++     0.80+++
Ratio of gross expenses to
 average net assets would
 have been (%)                       191.59           1.91+++     3.01      3.20      5.25+++    10.95+++
Ratio of net investment income
 to average net assets (%)             5.85           6.31+++     7.16      6.60      6.43+++     6.51+++
Portfolio turnover rate (%)              39              1++        23        42        48++       112++

1 Retail Class shares of the Loomis Sayles Investment Grade Bond Fund were converted into Institutional Class shares on December 18, 2000. Institutional Class shares have been outstanding since January 2, 1997. The Class recommenced operations on January 31, 2002.
+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002 the effect to the Retail Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Retail Class decreased from 5.88% to 5.85% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++ Periods less than one year are not annualized. The portfolio turnover rate as of September 30, 2001 was 15%.
+++ Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Commencement of operations on January 2, 1997.
*** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

LOOMIS SAYLES INVESTMENT GRADE BOND FUND (ADMIN CLASS)

                                                           For the Period
                                                           Jan. 31, 2002
                                                                 to
                                                          Sept. 30, 2002+*
--------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.18
                                                              -------
Income from investment operations--
  Net investment income                                          0.38#
  Net realized and unrealized gain (loss) on investments         0.04
                                                              -------
   Total from investment operations                              0.42
                                                              -------
Less distributions--
  Dividends from net investment income                          (0.37)
  Distributions from net realized capital gains                  0.00
                                                              -------
   Total distributions                                          (0.37)
                                                              -------
Net asset value, end of period                                $ 10.23
                                                              =======
Total return (%)**                                                4.2++
Net assets, end of period (000)                               $    11
Ratio of net expenses to average net assets (%)***               1.05+++
Ratio of gross expenses to average net assets (%)              192.21+++
Ratio of net investment income to average net assets (%)         5.62+++
Portfolio turnover rate (%)                                      39++

+ As required, effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect to the Admin Class per share net investment income and net realized and unrealized gain (loss) was less than $.01. The ratio of net investment income to average net assets for the Admin Class decreased from 5.63% to 5.62% on an annualized basis.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
*  Commencement of operations on January 31, 2002.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND (INSTITUTIONAL CLASS)

                                                         Year Ended
                                -----------------------------------------------------------
                                Sept. 30, Sept. 30, Sept. 30, Sept. 30, Sept. 30,   Dec. 31,
                                  2002+     2001      2000      1999      1998*       1997
--------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $ 11.19   $ 10.62   $ 10.38   $ 11.41   $ 10.70    $ 10.08
                                 -------   -------   -------   -------   -------    -------
Income from investment
 operations--
  Net investment income             0.51#     0.62#     0.68      0.65      0.43       0.63
  Net realized and unrealized
   gain (loss) on investments       0.83      0.70      0.22     (1.03)     0.58       0.61
                                 -------   -------   -------   -------   -------    -------
   Total from investment
    operations                      1.34      1.32      0.90     (0.38)     1.01       1.24
                                 -------   -------   -------   -------   -------    -------
Less distributions--
  Dividends from net
   investment income               (0.59)    (0.75)    (0.66)    (0.65)    (0.30)     (0.62)
                                 -------   -------   -------   -------   -------    -------
Net asset value, end of period   $ 11.94   $ 11.19   $ 10.62   $ 10.38   $ 11.41    $ 10.70
                                 =======   =======   =======   =======   =======    =======
Total return (%)**                  12.4      12.9       9.1      (3.5)      9.6++     12.7
Net assets, end of period (000)  $13,492   $15,018   $11,495   $16,141   $29,246    $17,668
Ratio of operating expenses to
 average net assets (%)***          0.50      0.50      0.50      0.52      0.60+++    0.60
   Ratio of gross expenses to
    average net assets (%)          1.16      1.25      1.24      1.03      0.97+++    1.23
Ratio of net investment income
 to average net assets (%)          4.58      5.63      6.17      5.75      5.61+++    6.29
Portfolio turnover rate (%)          101       124        86        75        84++      156

+ As required effective October 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002 the effect of this change to the Fund was a decrease to net investment income by $0.06 per share and an increase to net realized and unrealized gain (loss) on investments by $0.06 per share. The ratio of net investment income to average net assets for the Fund decreased from 5.12% to 4.58% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
++ Periods less than one year are not annualized.
+++Annualized for periods less than one year.
* For the nine months ended September 30, 1998. In 1998, the Fund's fiscal year end changed from December 31 to September 30.
** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.
***The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses to average net assets would have been higher.
# Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



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Loomis Sayles Fixed Income Funds

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR'S AND MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment that other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated "D" is in payment default. The"D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

R This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

MOODY'S INVESTORS SERVICE, INC.

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



                                    [Graphic]
Loomis Sayles Fixed Income Funds

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

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

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

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statements of additional information (SAIs) and annual and semi-annual reports to shareholders provide additional information about the Funds. The SAIs, the auditor's report and the most recent annual reports to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds and other Loomis Sayles Funds, or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 800-633-3330.

You may review and copy information about the Funds, including the SAIs, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' applicable file numbers as set forth below.

Loomis Sayles Benchmark Core Bond Fund
Loomis Sayles Investment Trust
File No. 811-8282

All Other Funds
Loomis Sayles Funds
File No. 811-6241

One Financial Center
Boston, MA 02111
800-633-3330
www.loomissayles.com

[LOGO] Loomis Sayles
LOOMIS SAYLES FUNDS
One Financial Center
Boston, MA 02111

Telephone: (800) 633-3330
www.loomissayles.com